As filed with the Securities and Exchange Commission on September 9, 2026

1933 Act File No. 333-_____

1940 Act File No. 811-24219

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

[X] REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[   ] PRE-EFFECTIVE AMENDMENT NO. [ ]

[   ] POST-EFFECTIVE AMENDMENT NO. _

[X] REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

[   ] AMENDMENT NO. [ ]

Unlimited Unicorn Opportunities Fund I

250 Broadway, 27th floor

New York, NY 10007

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 233-7280

SPI Agent Solutions, Inc.

300 Creek View Road, Suite 200

New Castle County

Newark, DE 19711

(Name and Address of Agent for Service)

Copies of information to:

Andrew J. Davalla, Esq. Thompson Hine LLP 3900 Key Center 127 Public Square Cleveland, Ohio 44114 (216) 566-5706

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

[   ] Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

[X] Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 ("Securities Act"), other than securities offered in connection with a dividend reinvestment plan.

[   ] Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

[   ] Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

[   ] Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box)

[X] when declared effective pursuant to Section 8(c) of the Securities Act

The following boxes should only be included and completed if the registrant is making this filing in accordance with Rule 486 under the Securities Act.

[   ] immediately upon filing pursuant to paragraph (b)

[   ]     on (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)

[   ] on (date) pursuant to paragraph (a)

If appropriate, check the following box:

[   ] This [post-effective] amendment designates a new effective date for a previously filed [post-effective amendment] [registration statement].

[   ] This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: __.

[   ] This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:        .

[   ] This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is:              .

Check each box that appropriately characterizes the Registrant:

[X] Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 ("Investment Company Act")).

[   ] Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the Investment Company Act).

[   ]  Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act).

[   ] A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

[   ] Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

[   ] Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 ("Exchange Act").

[   ] If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

[X] New Registrant (registered or regulated under the Investment Company Act for less than 12 calendar months preceding this filing).

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(a) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(a), MAY DETERMINE.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS

SUBJECT TO COMPLETION, DATED [___ _], 2026

PROSPECTUS

UNLIMITED UNICORN OPPORTUNITIES FUND I
UNIC

Shares of Common Stock

$20.00 per share

[_______ _], 2026

Unlimited Unicorn Opportunities Fund I (the "Fund") is a diversified, closed-end management investment company.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus concisely provides the information that a prospective investor should know about the Fund before investing. You are advised to read this prospectus carefully and to retain it for future reference.

Investment Objective. The Fund seeks capital appreciation.

No Prior History as a Registered Fund. Because the Fund is newly organized, it has no performance history as a registered fund and its shares of common stock (“Common Stock”) have no history of public trading.

The common stock of closed-end management investment companies frequently trades at a discount from its net asset value per share (“NAV”). The risk of the Fund’s Common Stock trading at such a discount may be greater for investors expecting to sell their shares relatively soon after exchange listing.

Price at Issuance	$[ ]
Maximum Sales Load	$[ ]
Proceeds to the Fund	$[ ]

See "Risk Factors" beginning on page [  ] of this prospectus.

Investment Adviser
Unlimited Funds, Inc.
(the "Adviser")

TABLE OF CONTENTS	PAGE
PROSPECTUS SUMMARY	[ ]
FUND EXPENSES	[ ]
FINANCIAL HIGHLIGHTS	[ ]
THE FUND	[ ]
USE OF PROCEEDS	[ ]
INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES	[ ]
RISK FACTORS	[ ]
MANAGEMENT OF THE FUND	[ ]
DETERMINATION OF NET ASSET VALUE	[ ]
CONFLICTS OF INTEREST	[ ]
DISTRIBUTION POLICY	[ ]
U.S. FEDERAL INCOME TAX MATTERS	[ ]
DESCRIPTION OF CAPITAL STRUCTURE AND SHARES	[ ]
ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST	[ ]
PLAN OF DISTRIBUTION	[ ]
LEGAL MATTERS	[ ]
REPORTS TO SHAREHOLDERS	[ ]
HOUSEHOLDING	[ ]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	[ ]
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION	[ ]
PRIVACY NOTICE	[ ]

PROSPECTUS SUMMARY

This summary does not contain all of the information that you should consider before investing in the shares. You should review the more detailed information contained or incorporated by reference in this prospectus and in the SAI, particularly the information set forth under the heading "Risk Factors" in this prospectus.

The Fund.  Unlimited Unicorn Opportunities Fund I (the "Fund") is a diversified closed-end management investment company. See "The Fund."  The Fund offers one class of shares.

Investment Objective The Fund seeks long-term capital appreciation.

Investment Policies and Strategies

The Fund seeks to achieve its objective through acquisition of interests in the securities of certain private companies through privately negotiated investment contracts with employees of such private companies and otherwise, through the purchase of such securities (any such investment contracts, securities or proceeds thereof, collectively, “Portfolio Assets”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in Portfolio Assets of underlying companies that are, or that the Adviser believes have the opportunity to become unicorn companies within 3-5 years. For purposes of this policy, a unicorn company is (i) a start-up private company that receives significant funding from venture capitalists and (ii) has a valuation of over $1 billion. Unicorn companies are characterized by innovative and scalable business models and may be viewed as disruptors, creating new markets or revolutionizing existing ones.

Offering.  The Fund will not receive the proceeds of this offering.  The Selling Shareholders identified in this Prospectus, including their donees, pledgee, transferees or other successors-in-interest (the “Selling Shareholders”) may offer and sell up to [•] outstanding common shares, $[•] par value, of the Fund (the “Resale Shares”) from time to time. Certain of the Selling Shareholders may be deemed affiliates of the Fund.

Because the shares being offered pursuant to this Prospectus are Resale Shares being offered by Selling Shareholders, we cannot currently determine the price or prices at which the Fund’s shares may be sold under this Prospectus. Any Selling Shareholder may sell their shares through any market on which the common shares are then traded, pursuant to the Lock-Up Period, at the prevailing market price. The Selling Shareholders will receive the proceeds of such sales. For additional information on the methods of sale of the Resale Shares, you should refer to the section entitled “Plan of Distribution.”

Listing. The shares are expected to be listed, subject to official notice of issuance, on the New York Stock Exchange (“NYSE”) under the symbol [“UNIC”]. The listing of our shares must be approved by the NYSE prior to any trading of our shares on the NYSE. Unlike an initial public offering, the resale by the Selling Shareholders is not being underwritten by any investment bank.

Investment Adviser.  Unlimited Funds, Inc., located at 250 Broadway, 27th Floor, New York 10007, serves as the Fund's investment adviser.

Administrator.  [  ] (the "Administrator") serves as the administrator for the Fund. See "Management of the Fund – Administrator."

Transfer Agent.  [       ] (the "Transfer Agent") serves as the transfer agent of the Fund. See "Management of the Fund – Transfer Agent."

Custodian. [   ] (the "Custodian") serves as the Fund's custodian.  See "Management of the Fund – Custodian."

Closed-End Fund Structure. Closed-end funds differ from open-end management investment companies (commonly referred to as "mutual funds") in that closed-end funds do not typically redeem their shares at the option of a shareholder. Rather, closed-end fund shares typically trade in the secondary market via a stock exchange.

Investor Eligibility.  An investment in the Fund involves a considerable amount of risk. It is possible that you will lose money. An investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of the shares and should be viewed as a long-term investment. Before making your investment decision, you should (i) consider the suitability of this investment with respect to your investment objectives and personal financial situation and (ii) consider factors such as your personal net worth, income, age, risk tolerance and liquidity needs.

Summary of Risks. Investing in the Fund involves risks, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. Therefore, before investing you should consider carefully the following risks that you assume when you invest in the Fund’s shares. You assume these risks as a result of the Fund's investments. See “Risk Factors.”

•         The Fund is a closed-end investment company;

•         The Fund has no history of operations as a registered investment company for investors to evaluate;

•         An investment in the Fund involves the risk of possibly losing the entire principal amount invested in the Fund due to unpredictable market conditions;

•         Venture capital and early-stage investments are inherently high-risk and involve the potential for significant losses.

•         Substantially all of the assets of the Fund will be private illiquid investments. As such, there will be no public markets for the securities held by the Fund and no readily available liquidity mechanism for the majority of the investments held by the Fund.

•         The Fund invests to a significant degree in companies in technology and technology related industries.

•         The Fund invests in investments that are privately negotiated with a counterparty in the over-the-counter market. Counterparties to fixed prepaid forward contracts are individual employees who own, or have options to acquire, target company stock. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party may default on its contractual obligation to the Fund.

•         The Adviser depends on the efforts, skills, reputations and business contacts of its key personnel, and the loss of the services of any of them could have a material adverse effect on the Fund and could harm the Adviser's ability to manage the Fund;

•         Disasters, instability abroad, and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide; and

•         To qualify and remain eligible for the special tax treatment accorded to regulated investment companies ("RICs") and their shareholders under Subchapter M of the Internal Revenue Code (the "Code"), the Fund must meet certain source-of-income, asset diversification and annual distribution requirements, and failure to do so could result in the loss of RIC status.

The Fund’s website, https://unlimitedliquidventure.com/ provides important Fund information. If you are contemplating purchasing Shares, please visit the Fund’s website.

U.S. Federal Income Tax Matters. The Fund intends to elect to be treated and to qualify each year for taxation as a RIC under Subchapter M of the Code. In order for the Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on RICs, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund intends to take a position that its acquisition of the fixed prepaid forward contracts is, for U.S. federal income tax purposes, the acquisition of the underlying common stock and will make all RIC-related determinations based on such position. This position does not bind any taxing authority, and a taxing authority could challenge such position which could result in the fixed prepaid forward contracts becoming subject to alternative tax treatment that may jeopardize the Fund’s tax status as a RIC. See "U.S. Federal Income Tax Matters."

Distribution Policy.  The Fund's distribution policy is to make distributions of capital gains to shareholders at least annually.  Shareholders will receive all distributions in cash paid to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee)."

FUND EXPENSES

Annual Expenses (as a percentage of net assets attributable to shares)
Management Fee(1)	0.00%
Other Expenses(2)	[ ]%
Total Annual Expenses	[ ]%
Total Annual Expenses	[ ]%

(1) The Advisor has elected not to charge a Management Fee for its providing advisory services to the Fund

(2)    Other expenses are based on estimated amounts for the current fiscal year. Other expenses include shareholder service fees, accounting, legal and auditing fees of the Fund, compliance services expenses and fees payable to the Trustees who do not also serve in an executive officer capacity for the Fund or the Adviser.

The Fund Expenses Table describes the fees and expenses that you may pay if you buy, hold, or sell shares of the Fund. The purpose of the Fund Expenses Table is to assist a shareholder to understand the fees and expenses that such shareholder would bear directly or indirectly.

The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment assuming annual expenses attributable to shares remain unchanged and shares earn a 5% annual return.

1 Year	3 Years	5 Years	10 Years
$[ ]	$[ ]	$[ ]	$[ ]

The example should not be considered a representation of actual future expenses. Actual expenses may be higher or lower than those shown.

The Fund will also pay organizational and offering costs in connection with the initial offering of the shares estimated to be $[     ] ([   ] per share) for organizational costs; and $[     ] ([    ] per share) for offering costs.  The organizational expenses are recorded as they are incurred, while the offering expenses will be amortized over the first twelve months of the Fund's operations.

FINANCIAL HIGHLIGHTS

Prior to the Private Offering, the Predecessor Fund, a private fund relying on an exemption from registration under Section 3(c)(1) of the 1940 Act, reorganized with and transferred all of its portfolio securities into the Fund and the Predecessor Fund ceased operations (the “Reorganization”). The Predecessor Fund had an investment objective, investment strategies and investment policies, guidelines and restrictions that were, in all material respects, substantially similar to those of the Fund. The Investment Manager currently serves as manager of the Predecessor Fund and the current portfolio manager of the Fund and the Predecessor Fund are the same. Prior to October 2025, the Fund was managed by another Investment Manager.

Performance reflects the performance of the Predecessor Fund, which commenced investment operations on May 31, 2022. The performance for the Predecessor Fund has not been restated to reflect the current expenses of the Fund. If the current expenses of the Fund had been reflected, the performance of the Predecessor Fund would have been different because the Fund has different expenses than the Predecessor Fund. The performance returns of the Predecessor Fund are as of December 31, 2025 and have been audited by an independent auditor.  After-tax performance returns are not included for the Predecessor Fund. The Predecessor Fund was a privately placed fund and was not registered under the 1940 Act and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Code, which, if applicable, may have adversely affected its performance.

Past performance is no indication of future returns.

Average Annual Total Returns
(for the periods ended December 31, 2025)
	1 Year	5 Years	Since Inception 4/1/2022
Vested Fund III, LP	8.27%	-%	22.91%

THE FUND

The Fund is a diversified, closed-end management investment company. The Fund was organized as a Delaware statutory trust on [       ], 2026. The Fund's principal business office is located at, [           ] and its telephone number is [      ].

Prior to the effectiveness of this registration statement, substantially all of the assets of Vested Fund III, LP (the “Predecessor Fund”), a private fund relying on an exemption from registration pursuant to Section 3(c)(1) of the 1940 Act, were transferred to the Fund and the Predecessor Fund ceased operations. The Predecessor Fund had an investment objective, and investment policies, guidelines and restrictions that were substantially the same as those of the Fund and had the same portfolio management team. The Predecessor Fund has been managed by the Adviser since October 2025.

USE OF PROCEEDS

The Fund will not receive the proceeds of this offering.  The Selling Shareholders identified in this Prospectus (the “Selling Shareholders”) may offer and sell up to [•] outstanding common shares, $[•] par value, of the Fund (the “Resale Shares”). Certain of the Selling Shareholders may be deemed affiliates of the Fund.  Since the shares are being offered pursuant to this Prospectus are Resale Shares being offered by Selling Shareholders, we cannot currently determine the price or prices at which the Fund’s shares may be sold under this Prospectus. Any Selling Shareholder may sell their shares through any market on which the shares are then traded, pursuant to the Lock-Up Period, at the prevailing market price. The Selling Shareholders will receive the proceeds of such sales. For additional information on the methods of sale of the Resale Shares, you should refer to the section entitled “Plan of Distribution.”

The Adviser paid the Fund's organizational and offering expenses incurred with respect to its initial offering and the Fund will pay expenses incurred with respect to its continuous offering.

INVESTMENT OBJECTIVE, POLICIES AND STRATEGIES

Investment Objective

The Fund seeks capital appreciation.

Investment Policies and Strategies

Principal Investment Strategy

The Fund seeks to achieve its objective through acquisition of interests in the securities of certain private companies through privately negotiated investment contracts with employees of such private companies and otherwise, through the purchase of such securities (any such investment contracts, securities or proceeds thereof, collectively, “Portfolio Assets”). Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of borrowings for investment purposes, in Portfolio Assets of underlying companies that are, or that the Adviser believes have the opportunity to become unicorn companies within 3-5 years. For purposes of this policy, a unicorn company is (i) a start-up private company that receives significant funding from venture capitalists and (ii) has a valuation of over $1 billion. Unicorn companies are characterized by innovative and scalable business models and may be viewed as disruptors, creating new markets or revolutionizing existing ones.

The Fund primarily invests in fixed prepaid forward contracts by funding the option exercise of departing employees to allow them to exercise their options. In return, the contracts entitle the Fund to receive a portion of the equity security being purchased, deliverable at a future date after the occurrence of a liquidity event that permits such stock to be transferred. Beyond option exercise funding, the Fund may also seek opportunities to acquire equity securities from employees and ex-employees who are already shareholders and are seeking liquidity.

The Fund will acquire Portfolio Assets with respect to a diverse set of venture-backed companies to avoid significant single-company concentration. The Fund will acquire such equity securities of companies of various stages, founding years, and sectors through fixed prepaid forward contracts. The Fund will seek to mitigate downside exposure by investing broadly across the available market at total transaction sizes that minimize the risk of loss from any one position.

The Fund generally intends to hold Portfolio Assets until the occurrence of an IPO or other liquidity event. A liquidity event generally includes either (a) an event that results in any applicable transfer restrictions being suspended or lifted, and/or (b) there is a distribution of cash, assets, property, or securities. Examples of liquidity events include: (i) a public liquidity event (i.e., an IPO or other event that results in private securities becoming unrestricted public stock or exchangeable for unrestricted public stock of the issuer at the election of an employee); (ii) a general disposition event (i.e., any disposition of the securities that results in cash, cash equivalents, unrestricted public stock and/or private securities, either in combination or otherwise, being received or receivable by an employee); or (iii) a partial event (i.e., any event from the preceding categories that affects some but not all of the relevant securities).

The Fund concentrates (i.e., invests more than 25% of its assets) its investments in one or more industries that comprise the technology sector.

As of the date of this Prospectus, the Fund is fully invested. In addition, the Fund intends to pay out proceeds from realization and liquidation events in the fiscal year in which they are received. Accordingly, except in unusual circumstances, the Fund expects minimal portfolio turnover.

Investment Mechanics and Realization Events

Through fixed prepaid forward contracts, the Fund seeks to acquire the equity securities of target companies from current or former employees who hold such securities or the rights to acquire such securities in the target companies. In a fixed prepaid forward contract, the employee seeks funding to exercise their stock option or seeks to sell their shares. Pursuant to the fixed prepaid forward contract, the Fund purchases a fixed number of shares of the target company and the employee has an obligation to deliver the shares in the future upon the occurrence of certain events (a “realization event” or “liquidity event”). In addition to fixed prepaid forward contracts, the Fund may enter into outright purchases of shares from employees through stock purchase agreements or other means. Whether a transaction occurs through a fixed prepaid forward contract, stock purchase agreement, or any other means, the Fund acquires exposure to the underlying equity securities.

The Fund generally intends to hold Portfolio Assets until a liquidity event has occurred in respect of the related target company. A liquidity event results when, with respect to the deliverable stock in question, either (a) any applicable transfer restrictions are suspended or lifted, and/or (b) there is a distribution of cash, assets, property, or securities. Examples of liquidity events include: (i) a public liquidity event (i.e., an initial public offering or other event that results in private securities becoming unrestricted public stock or exchangeable for unrestricted public stock of the issuer at the election of employee); (ii) a general disposition event (i.e., any disposition of the securities that results in cash, cash equivalents, unrestricted public stock and/or private securities, either in combination or otherwise, being received or receivable by an employee); or (iii) a partial event (i.e., any event from the preceding categories that affects some but not all of the relevant securities). The Fund may, in certain circumstances, exit investments at a discount prior to a liquidity event when the Adviser determines it is in the best interest of the Fund. Such circumstances may include the period when the Fund is approaching its termination date.

The Adviser believes that there are generally six paths that target companies can take that will generate a realization of a return to the Fund:

• IPO: The target company offers its shares to the public in a new stock issuance.

• SPAC: The target company is acquired by an entity formed strictly to raise capital through an IPO for the purpose of acquiring or merging with an existing company.

• Secondary Market: A process in which employees of private companies outright sell their equity through a secondary marketplace for liquidity.

• Acquisition: Another company purchases most or all of the target company’s shares to gain control of the target company.

• Tender Offer: A third party issues a bid to purchase some or all of the shareholders’ stock in the target company; tender offers invite shareholders to sell their shares for a specified price within a particular window of time.

•                      Direct Listing: A process in which employees sell their shares on a public exchange immediately upon listing.

The Fund may employ leverage, including borrowing from banks, in an amount of up to 33 1/3% of the Fund's assets (defined as net assets plus borrowing for investment purposes). The Fund is authorized to borrow money in connection with its investment activities to provide the Fund with temporary liquidity.

Except as otherwise indicated, the Fund may change its investment objective and any of its investment policies, restrictions, strategies, and techniques without shareholder approval. The investment objective of the Fund is not a fundamental policy of the Fund and may be changed by the Board of Trustees without the vote of a majority (as defined by the 1940 Act) of the Fund's outstanding shares.

The Fund's stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund, are listed below.  The Fund will not:

(1) Borrow money, except to the extent permitted by the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

(2) Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund's total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund's total assets).

(3) Purchase securities on margin.

(4) Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

(5) Invest 25% or more of the market value of the Fund’s total assets in the securities of issuers engaged in any one industry or industries except that the Fund will invest 25% or more of its total assets in the group of industries that comprise the technology sector. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. For clarity this limitation does not apply to investments in fixed prepaid forward contracts.

(6) Purchase or sell commodities, unless acquired as a result of ownership of securities or other investments, except that the Fund may (a) purchase and sell forward and futures contracts and options to the full extent permitted under the 1940 Act, (b) sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, (c) invest in securities or other instruments backed by or linked to commodities, invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and (d) invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7) Make loans to others, except (a) where each loan is represented by a note executed by the borrower, (b) through the purchase of debt securities in accordance with the Fund's investment objective and policies, (c) to the extent the entry into a repurchase agreement, in a manner consistent with the Fund's investment policies or as otherwise permitted under the 1940 Act, is deemed to be a loan, and (d) by loaning portfolio securities. This section will not apply to the Fund’s investment in prepaid forward contracts.

(8) Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in securities that are secured by or represent interests in real estate (e.g., mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

Non-Principal Investment Strategies

The Adviser may from time to time, for temporary and/or defensive reasons, take positions in various short-term debt instruments including bank obligations, commercial paper, or U.S. Treasury or agency securities, money market funds.  If and when the Adviser determines to pursue such strategies, the Fund may not achieve its investment objective while it does so.  Additional information about the Fund's non-principal investment strategies, including associated risks, is available in the SAI.

RISK FACTORS

An investment in the Fund's shares is subject to risks. The value of the Fund's investments will increase or decrease based on changes in the prices of the investments it holds. This will cause the value of the Fund's shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should consider carefully the following risks the Fund faces, together with the other information contained in this prospectus. If any of the risks discussed in this prospectus occurs, the Fund's results of operations could be materially and adversely affected. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the Fund.

Venture Capital and Early-Stage Investment Risk.  Venture capital and early-stage investments are inherently high-risk and involve the potential for significant losses. Venture capital-backed startups are subject to a high rate of failure, in the case of which investors could lose all of their capital. The success of such companies may be highly dependent on founders and key personnel and the unavailability of such persons may cause business disruption or negatively impact performance. Additionally, there can be difficulty in determining accurate company valuation which is often based on future potential rather than current financial statements.

The Fund’s rights with respect to the target companies will be limited by the indirect nature of such interest and the Adviser will not have control over the ongoing management of target company or insight into the decisions made by the management of such company.

Equity Securities Risk. The value of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular share held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets or reduced demand for its goods and services. In addition, share value may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Common equity securities in which the Fund may invest are structurally subordinated to preferred shares, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and upon liquidation, and are therefore inherently more risky than preferred shares, bonds or other debt instruments of such issuers. The private venture capital companies in which the Fund invests may have more complex capital structures with multiple classes of securities, as compared to public companies.

Fixed Prepaid Forward Contract Risk. The Fund intends to invest substantially all of its assets in fixed prepaid forward contracts with individuals who hold securities in private companies. Such contracts are negotiated privately with individuals with equity in private companies.

Because the Fund invests indirectly through fixed prepaid forward contracts, the Adviser does not have direct access to the target company or its management for due diligence purposes and may have less access to information as a result since the target companies have no direct obligation to the Fund.

Restricted Liquidity Risk. The assets of the Fund will be private illiquid investments. As such, there will generally be no readily available liquidity mechanism for the investments held by the Fund.

The realization of value from these investments will largely be dependent upon the occurrence of liquidity events such as (i) sales of target companies and (ii) initial and secondary public offerings of the target companies, which may not occur.

Without a liquidity event related to a target company, the Fund is at risk of losing its entire investment. If the Fund needs to liquidate some or all of its investments quickly, it may incur substantial losses.

Counterparty Risk. The Fund invests in investments that are privately negotiated with a counterparty in the over-the-counter market. Counterparties to fixed prepaid forward contracts are individual employees who own, or have options to acquire, target company stock. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party may default on its contractual obligation to the Fund. The delivery to the Fund is not automatic. If a counterparty fails to make a timely delivery, the Fund may elect to enforce its rights through legal channels for which the Fund could incur additional expenses.

Valuation Risk. Substantially all of the Fund’s investments are expected to be in the form of fixed prepaid forward contracts for equity of private companies or direct investments in equity securities of private companies.  Such investments are expected to be valued using fair valuation methodologies, which are more subjective than values based on market prices or observable inputs.  The Adviser intends to utilize an independent valuation firm to assist it in determining the fair value of the Fund’s investments.  The methods for valuing investments may include, without limitation: company specific events such as priced financings, tender/secondary transactions, signed merger & acquisition agreements, initial public offerings/direct listing, liquidation events, issuer-specific information that may reasonably indicate a material change in value, company actions and communications, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, model-based approaches and/or third-party valuation support, company performance indicators, and comparable company data..

Accordingly, the fair value of the Fund’s investments may differ materially from the price realized upon liquidation.

Technology Sector Risk. The Fund invests to a significant degree in companies in technology and technology related industries. Investing in technology and technology related companies involves significant risks including, but not limited to, volatility, product obsolescence, changes in legal and regulatory restrictions; and the possibility of lawsuits related to patents and intellectual property.

Liquidity Risk.  Substantially all of the assets of the Fund will be private illiquid investments. As such, there will be no public markets for the securities held by the Fund and no readily available liquidity mechanism for the majority of the investments held by the Fund. Also, the Fund may hold investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. In the absence of demand investments may not be able to be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. If the Fund needs to liquidate some or all of its investments quickly, it may incur substantial losses.

Non-U.S. Investments Risk. The Fund may invest in non-U.S. fixed prepaid forward contracts. Non-U.S. investments involve certain risks not typically associated with investing in the United States. There can be less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Non-U.S. investments also may be subject to currency risk.

 Closed-End Structure Risk. The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund intends to list its Shares on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Market Discount Risk. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the secondary market. Because the market price of the Fund’s shares will be determined by factors beyond the control of the Fund such as relative supply of and demand for the shares in the market as well as general market and economic circumstances the Fund cannot predict whether its shares will trade at, below or above NAV. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

 Market Disruptions from Natural Disasters or Geopolitical Risks. Natural disasters, instability abroad, and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of natural disasters or geopolitical events in the future on the U.S. economy and securities markets.

No History of Operations as a Registered Fund Risk. The Fund is a closed-end investment company with no history of operations as a registered fund. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions, it may not be able to achieve its investment objective. In addition, because the Fund’s shares are primarily resale shares, the Fund expenses as a percentage of net assets could become burdensome.

Cyber Security Risk. Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, stealing or corrupting data maintained online or digitally, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes.

Privacy and Data Security Laws. Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the General Data Protection Regulation (“GDPR”) in the European Union that went into effect in May 2018 and the California Consumer Privacy Act (“CCPA”) that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations.

If the Fund or the Adviser fails to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Direct Listing Risk. The Fund currently expects its shares to be listed and traded on the NYSE within 90-120 days following the effectiveness of this Registration Statement on Form N-2. Prior to listing on the NYSE, there has been no public market for the shares and there will be no book building process and no price at which underwriters initially sell shares to the public to help inform price discovery with respect to the opening trades on the NYSE. This listing of the Fund’s shares on the NYSE differs from an underwritten initial public offering in several ways.

There will be no underwriters assuming risk in connection with the initial resale of shares which could result in greater volatility in the Fund’s trading price during the period immediately following the listing.

Consistent with Regulation M and other federal securities laws applicable to the listing of the shares, the Selling Shareholders have no specific plans to sell shares in the public market following the listing, and the Fund has not discussed with potential investors any intentions to buy shares in the open market. There is not a fixed or determined number of shares available for sale in connection with the registration and the listing of the shares. Therefore, there can be no assurance that the Selling Shareholders will sell their shares, and there could be a lack of supply of, or demand for, the shares on the NYSE. Alternatively, the Selling Shareholders may choose to sell a large number of shares in the near term, which may be within a relatively short timeframe, which could adversely impact the trading price of the shares once listed on the NYSE and thereafter.

As opposed to a traditional “roadshow” an underwriter may conduct with potential investors in initial offerings, the Fund will instead rely on one or more designated market makers to determine the appropriate price at which the Fund’s shares will initially trade. As a result, there may not be efficient or sufficient price discovery with respect to the shares or sufficient demand among potential investors immediately after the listing of the Fund’s shares, which could result in a more volatile trading price for the shares.  An active, liquid, and orderly market for the shares may not develop or be sustained. Investors may be unable to sell their shares at or above the price at which they purchased them.

SELLING SHAREHOLDERS

The Selling Shareholders are offering for sale up to [•] common shares of the Fund in this Prospectus, which comprises the Resale Shares. Certain of the Selling Shareholders may be deemed affiliates of the Company.  The Selling Shareholders acquired the Resale Shares pursuant to Subscription Agreements, which were entered into at the time of the exchange of assets of the Predecessor Fund for shares of the Fund. In connection with consent to the conversion each Selling Shareholder is subject to the Lock-Up Period.  See “Lock-Up Period” Section of this Prospectus.

The Selling Shareholders may offer and sell the Resale Shares for resale pursuant to this Prospectus.  The Selling Shareholders may also sell, transfer or otherwise dispose of all or a portion of their Resale Shares in transactions exempt from the registration requirements of the Securities Act or pursuant to another effective registration statement covering those shares.  We may include additional Selling Shareholders in amendments to this Prospectus.

The table below sets forth information, as of [•], 2026, with respect to the Resale Shares owned by each Selling Shareholder and the number of Resale Shares that may be offered pursuant to this

Prospectus.  To our knowledge, each Selling Shareholder named in the table has sole voting and investment power with respect to the common shares beneficially owned by it.

The Selling Shareholders may sell some, all or none of their shares, in accordance with the Lock-Up Provisions, and we do not know when or in what amounts any Selling Shareholder may offer shares for sale.  We currently have no agreements, arrangements or understandings with any of the Selling Shareholders in respect of the sale of any of their shares.

Selling Shareholder	Shares Beneficially Owned Prior to Offering — Number of Shares	Shares Beneficially Owned Prior to Offering— Percent of Class

PLAN OF DISTRIBUTION

For the purpose of this Prospectus, the term “Selling Shareholders” includes the named Selling Shareholders and any donees, pledgees, transferees or other successors-in-interest selling shares received from a named Selling Shareholder as a gift or other non-sale related transfer after the date of this Prospectus.  The Selling Shareholders will act independently of the Fund in making decisions regarding the timing, manner and size of each sale.  Sales may be made on any national securities exchange or quotation service on which the securities may be listed or quoted at the time of sale.

The Selling Shareholders may distribute the securities in one or more transactions at a fixed price, at market prices prevailing at the times of sale, or at negotiated prices.  The Selling Shareholders may effect these transactions by selling the Resale Shares to market-makers acting as principals or through brokers-dealers or agents, and these persons may receive compensation in the form of discounts, concessions or commissions from the Selling Shareholders and/or the purchasers of the securities for whom such persons may act as agents or to whom they sell as principals, or both (which compensation as to a particular broker-dealer might be in excess of customary commissions).  Market makers and block purchasers purchasing the common shares will do so for their own account and at their own risk.  It is possible that a Selling Shareholder will attempt to sell common shares in block transactions to market makers or other purchasers at a price per share which may be below the then market price.

Each Selling Shareholder participating in the distribution of common shares registered under the registration statement that includes this Prospectus will be subject to applicable provisions of the Exchange Act, and applicable SEC rules and regulations, including, Regulation M, which may limit the timing of purchases and sales of any of our common shares. These restrictions may affect the marketability of the Fund’s common shares

To the extent required, this Prospectus will be amended or supplemented from time to time to describe a specific plan of distribution or to disclose additional information with respect to any sale or other distribution of the shares.

LOCK-UP PERIOD

Investors who acquired our shares in exchange for the assets of the Predecessor Fund (the “Lock-Up Shares”) are subject to limitations on their ability to offer, sell or otherwise dispose of the Lock-Up Shares during the “Lock-Up Period” as defined below. Specifically, during the Lock-Up Period, each investor that acquired Lock-Up Shares has agreed, with certain limited exceptions, not to directly or indirectly sell or contract to sell any shares; sell any option or warrant to purchase any shares; purchase any option or warrant to sell any shares; grant any option or warrant for the sale of any shares; or enter into any swap or other agreement, in whole or in part, directly or indirectly, the economic consequence of ownership of any shares for consideration. This shall not restrict the transfer of shares for no consideration (i.e.) gifting.

Immediately following the date on which the Fund’s shares are listed for trading on the NYSE, 25% of the Lock-Up Shares held by each investor will be freely transferable and not subject to the lock-up provisions set forth above. The “Lock-Up Period” for the remaining Lock-Up Shares is as follows:

•                      with respect to the first 33.33% of the remaining Lock-Up Shares held by each investor, 60 days after the date our shares are listed for trading on the NYSE,

•                      with respect to an additional 33.33% of the remaining Lock-Up Shares held by each investor, 120 days after the date our shares are listed for trading on the NYSE, and

•                      with respect to the last 33.33% of the remaining Lock-Up Shares held by each investor, 180 days after the date our shares are listed for trading on the NYSE.

For the avoidance of doubt, Investors that hold fewer than five shares of the Fund shall not be subject to the Lock Up Period.

Notwithstanding the foregoing, if the closing price of the Fund’s shares equals or exceeds $[•] per share (as adjusted for stock splits, stock dividends reorganizations, recapitalizations and the like) for a 30-day period after our shares are listed for trading on the NYSE, 50% of the remaining Lock-Up Shares held by each investor as of such date shall be released from the lock-up provisions set forth herein.

MANAGEMENT OF THE FUND

Trustees and Officers

The Board of Trustees is responsible for the overall management of the Fund, including supervision of the duties performed by the Adviser. The Board of Trustees is comprised of [    ] trustees (each a "Trustee"). The Trustees are responsible for the Fund's overall management, including adopting the investment and other policies of the Fund, electing and replacing officers and selecting and supervising the Fund's investment adviser. The name and business address of the Trustees and officers of the Fund and their principal occupations and other affiliations during the past five years, as well as a description of committees of the Board of Trustees, are set forth under "Management" in the SAI.

Investment Adviser

Unlimited Funds, Inc. serves as the Fund's investment adviser (the “Adviser”).

Under the general supervision of the Board of Trustees, the Adviser carries out the investment of the net assets of the Fund, furnishes continuously an investment program with respect to the Fund, and determines which securities should be purchased, sold or exchanged. In addition, the Adviser supervises and provides oversight of the Fund's service providers. The Adviser furnishes to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser may employ research services and service providers to assist in the Adviser's market analysis and investment selection. The Adviser compensates all Adviser personnel who provide services to the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement will be included in the Fund's first annual or semi-annual report to shareholders.

Portfolio Manager

Robert Elliott is responsible for managing the Fund and has served as its portfolio manager since the Adviser assumed management of the Predecessor Fund in October 2025. Prior to October 2025, the Predecessor Fund was managed by an unaffiliated investment adviser.

Mr. Elliott is a Co-Founder, Chief Executive Officer and Chief Investment Officer of the Adviser. He is an experienced investment management executive with a track record of building innovative investment strategies in both institutional and startup environments. As Deputy Chief Investment Officer at Bridgewater Associates, LP (“Bridgewater”) where he worked from 2005 to 2018, he created many of the strategies for the flagship Pure Alpha fund across equities, fixed income, credit, exchange rates, and commodities. In his role on the Investment Committee, he was holistically responsible for the Pure Alpha foreign exchange portfolio from investment strategy to trade execution. Before that he built and led Ray Dalio’s personal investment research team at Bridgewater for ten years. Mr. Elliott is the author of hundreds of Bridgewater’s widely read Daily Observations and directly counseled some of the world’s foremost policymakers and institutional investors on economic and investing issues. In 2020 and 2021, during his garden leave following Bridgewater, he was an advisor and executive at several startups including CircleUp, an investment company focused on early-stage consumer brands. There he revamped the investment strategy for the company’s venture funds leveraging big data approaches to improve decision making. He holds a BA in History and Science from Harvard University.

The SAI provides additional information about the Portfolio Manager’s compensation, other accounts managed and ownership of Fund shares.

Administrator

[  ]  serves as the Administrator to the Fund.  Pursuant to a fund administration servicing agreement ("Administration Agreement"), the Administrator furnishes the Fund with office facilities, equipment and clerical, bookkeeping and record keeping services at such facilities. Under the Administration Agreement, the Administrator also performs, or oversees the performance of, the Fund's required administrative services, which include, among other things, being responsible for the financial records that the Fund is required to maintain and preparing reports to our shareholders. In addition, the Administrator assists the Fund in determining and publishing its net asset value, oversees the preparation and filing of the Fund's tax returns and the printing and dissemination of reports to the Fund's shareholders, and generally oversees the payment of Fund expenses and the performance of administrative and professional services rendered to the Fund by others.  Payments under the Administration Agreement are based on Fund assets and out of pocket expenses of the Administrator. After one year, the Administration Agreement may be terminated by either party without penalty upon 90 days' written notice to the other party.

The Administration Agreement provides that, absent fraud, willful misconduct, bad faith or negligence in the performance of its duties, the Administrator and its officers, managers, partners, agents, employees, controlling persons, members and any other person or entity affiliated with it are entitled to indemnification from Fund for any damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) arising from the rendering of the Administrator's services under the Administration Agreement or otherwise as administrator for the Fund.

Transfer Agent

[    ], serves as the Fund's Transfer Agent.

Custodian

[     ], serves as custodian for the securities and cash of the Fund's portfolio.  Under a Custody Agreement, the Custodian holds the Fund's assets in safekeeping and keeps all necessary records and documents relating to its duties.

Fund Expenses

The Adviser is obligated to pay expenses associated with providing the services stated in the Advisory Agreement, including compensation of its officers and employees connected with investment and economic research, trading and investment management and administration of the Fund.

The Adviser paid the Fund's organizational and offering expenses incurred with respect to its initial offering and such expenses are subject to possible recoupment by the Adviser, The Fund will pay expenses incurred with respect to its continuous offering.  The Fund will bear all costs and expenses of its operations, administration and transactions, including (without limitation) those relating to: the calculating the Fund's net asset value (including the cost and expenses of any independent valuation firm); effecting sales and repurchases of the Fund's shares and other securities; interest payable on debt, if any, to finance the Fund's investments; fees payable to third parties, including agents, consultants or other advisors, relating to, or associated with, monitoring the Fund's financial and legal affairs for the Fund, providing administrative services, monitoring the Fund's investments and evaluating and making investments,; transfer agent and custodial fees; fees and expenses associated with marketing efforts to the extent permitted by a plan of distribution adopted by the Board of Trustees; costs associated with the Fund's reporting and compliance obligations under the 1940 Act, the Exchange Act and other applicable federal and state securities laws, and ongoing stock exchange fees; federal, state and local taxes; independent Trustees' fees and expenses; brokerage commissions; costs of proxy statements, shareholders' reports and other communications with shareholders, including printing costs; the Fund's allocable portion of the fidelity bond, directors' and officers' liability insurance, errors and omissions liability insurance and other insurance premiums; direct costs and expenses of administration, including printing, mailing, telephone and staff; fees and expenses associated with independent audits and outside legal costs;; administration fees, if any, payable under the Administration Agreement between the Fund and the Administrator; federal and state registration fees; all costs of registration and listing the Fund's shares on any securities exchange; direct costs and expenses of administration, including printing, mailing, long distance telephone, copying, secretarial and other staff, independent auditors and outside legal costs; and all other expenses incurred by the Fund or the Administrator in connection with administering the Fund's business, including payments under the Administration Agreement between the Fund and the Administrator based upon the Fund's allocable portion of the Administrator's overhead and other expenses associated with performing its obligations under the Administration Agreement, including rent, the fees and expenses associated with performing compliance functions and the allocable portion of the costs of compensation and related expenses of the Fund's chief compliance officer and chief financial officer and their respective administrative support staffs. For the avoidance of doubt, the parties agree that the Fund will bear all expenses associated with contractual obligations of the Fund existing prior to the effective date of this Agreement, including those that may become unnecessary or redundant but cannot be terminated.

The Advisory Agreement authorizes the Adviser to select brokers or dealers (including affiliates) to arrange for the purchase and sale of Fund securities, including principal transactions.  Any commission, fee or other remuneration paid to an affiliated broker or dealer is paid in compliance with the Fund's procedures adopted in accordance with Rule 17e-1 under the 1940 Act.

Control Persons

A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control.  As of the date of this prospectus there were no control persons of the Fund.

DETERMINATION OF NET ASSET VALUE

The NAV of shares of the Fund is determined quarterly, subject to intra-quarter adjustments as determined by the Adviser. The Fund calculates its net asset value as of the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on the last business day of each calendar quarter.

The Fund's NAV per share is calculated by dividing the value of the Fund's total assets (the value of the investments that the Fund holds plus cash or other assets, including interest accrued but not yet received), less accrued expenses of the Fund, less the Fund's other liabilities by the total number of shares outstanding.

The Fund expects that substantially all of its investments will be in fixed prepaid forward contracts based on equity securities of private companies or directly in equity securities of private companies, which do not have readily ascertainable market prices(collectively, "Fair Valued Securities").  Accordingly, all or substantially of the Fund’s investments are expected to be valued using fair value methodologies.  Fair Valued Securities are valued at fair value as determined by the Board of Trustees' valuation designee (the Adviser) pursuant to Rule 2a-5 under the 1940 Act. As a general matter, fair value represents the amount that the Fund could reasonably expect to receive if the Fund's investment was sold at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. As the valuation designee, the Adviser acts under the Board of Trustees' oversight. The Adviser's fair valuation policies and procedures are approved by the Board of Trustees. Fair valuation involves subjective judgments by the valuation in the application of both observable and unobservable attributes, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

There is no single standard for determining fair value of a security or investment. Rather, the fair value determinations involve significant professional judgment in the application of both observable and unobservable attributes, and as a result, the calculated NAVs of the Fair Valued Securities' assets may differ from their actual realizable value or future fair value. In determining the fair value of a security for which there are no readily available market quotations.  The Adviser intends to utilize an independent valuation firm to determine the fair value of the Fund’s investments.  The methods for valuing investments may include, without limitation: company specific events such as priced financings, tender/secondary transactions, signed merger & acquisition agreements, initial public offerings/direct listing, liquidation events, issuer-specific information that may reasonably indicate a material change in value, company actions and communications, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, model-based approaches and/or third-party valuation support, company performance indicators, and comparable company data.

The Adviser provides the Board of Trustees with periodic reports that discuss the functioning of the fair valuation process, if applicable to that period, and that identify issues and valuations problems that have arisen, if any.

CONFLICTS OF INTEREST

The members of the senior management and investment team of the Adviser serve or may serve as officers, directors or principals of entities that operate in the same or a related line of business as the Fund, or of investment funds managed by the same personnel. In serving in these multiple capacities, they may have obligations to other clients or investors in those entities, the fulfillment of which may not be in the Fund's best interests or in the best interest of the Fund's shareholders. The Fund's investment objective may overlap with the investment objective of such investment funds, accounts or other investment vehicles. In particular, the Fund relies on the Adviser to manage the Fund's day-to-day activities and to implement the Fund's investment strategy. The Adviser and certain of its affiliates are presently, and plan in the future to continue to be, involved with activities that are unrelated to the Fund. As a result of these activities, the Adviser, its officers and employees and certain of its affiliates will have conflicts of interest in allocating their time between the Fund and other activities in which they are or may become involved, including the management of its affiliated funds and business opportunities outside the Adviser. The Adviser and its officers and employees will devote only as much of its or their time to the Fund's business as the Adviser and its officers and employees, in their judgment, determine is reasonably required, which may be substantially less than their full time.

The Adviser may elect to manage other funds that could invest primarily in the option-exercise/prepaid-forward transactions similar to those the Fund targets for investment. Therefore, there may be certain investment opportunities that satisfy the investment criteria for such funds and the Fund.

Neither the Adviser nor individuals employed by the Adviser are generally prohibited from raising capital for and managing other investment entities that make the same types of investments that the Fund targets. As a result, the time and resources that these individuals may devote to the Fund may be diverted. In addition, the Fund may compete with any such investment entity for the same investors and investment opportunities.

DISTRIBUTION POLICY

The Fund currently intends to declare and pay the amount of the Fund’s undistributed net investment income and net short- and long-term capital gains at least annually. The Fund intends to distribute at least each year substantially all of its net investment income and net short-term capital gains, after reserves for Fund expenses. In addition, at least annually, the Fund intends to distribute net realized long-term capital gains not previously distributed after reserves for Fund expenses if any. The net investment income of the Fund consists of all income (other than net short-term and long-term capital gains) less Fund expense reserves, which amount shall be determined at the discretion of the Adviser. The Fund’s distribution rates may be based, in part, on projections as to annual cash available for distribution and, therefore, the distributions paid by the Fund for any period may be more or less than the amount of cash available to the Fund for distribution for that period.

In addition, the Fund intends to distribute the proceeds of investments upon a realization or liquidity event and generally will not reinvest the proceeds of such investment.

The dividend distribution described above may result in the payment of approximately the same amount or percentage to the Fund's shareholders each period.  Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any return of capital payment that adequately discloses its source or sources.  Thus, if the source of the dividend or other distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a dividend or other distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board of Trustees reserves the right to change the distribution policy from time to time.

Tax Consequences of Certain Distributions. As stated above, shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder's tax basis in the shares. Returns of capital reduce a shareholder's tax cost (or "tax basis"). Once a shareholder's tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the

1940 Act, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. Each year, shareholders subject to IRS reporting will be notified of the source of the Fund's distributions on a Form 1099. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law.

U.S. FEDERAL INCOME TAX MATTERS

The following briefly summarizes some of the important federal income tax consequences to shareholders of investing in the Fund's shares, reflects the federal tax law as of the date of this prospectus, and does not address special tax rules applicable to certain types of investors, such as financial institutions, broker-dealers, insurance companies, partnerships or other pass-through entities (including S corporations), persons holding shares of the Fund's common stock in connection with a hedging, straddle, conversion or other integrated transactions, persons engaged in a trade or business in the United States or persons who have ceased to be U.S. citizens or to be taxed as resident aliens, corporate, tax-exempt and foreign investors. Investors should consult their tax advisers regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, as well as any proposed tax law changes.

The following is a summary discussion of certain U.S. federal income tax consequences that may be relevant to a shareholder of the Fund that acquires, holds and/or disposes of shares of the Fund, and reflects provisions of the Code, existing Treasury regulations, rulings published by the IRS, and other applicable authority, as of the date of this prospectus. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important tax considerations generally applicable to investments in the Fund and the discussion set forth herein does not constitute tax advice. For more detailed information regarding tax considerations, see the SAI. There may be other tax considerations applicable to particular investors such as those holding shares in a tax deferred account such as an IRA or 401(k) plan. In addition, income earned through an investment in the Fund may be subject to state, local and foreign taxes.

The Fund intends to elect to be treated and to qualify each year for taxation as a RIC under Subchapter M of the Code. In order for the Fund to qualify as a RIC, it must meet an income and asset diversification test each year. If the Fund so qualifies and satisfies certain distribution requirements, the Fund (but not its shareholders) will not be subject to federal income tax to the extent it distributes its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital loss) in a timely manner to its shareholders in the form of dividends or capital gain distributions. The Code imposes a 4% nondeductible excise tax on RICs, such as the Fund, to the extent they do not meet certain distribution requirements by the end of each calendar year. The Fund generally anticipates meeting these distribution requirements. The Fund intends to take a position that its acquisition of the fixed prepaid forward contracts is, for U.S. federal income tax purposes, the acquisition of the underlying common stock and will make all RIC-related determinations based on such position. This position does not bind any taxing authority, and a taxing authority could challenge such position which could result in the fixed prepaid forward contracts becoming subject to alternative tax treatment that may jeopardize the Fund’s tax status as a RIC.

The Fund intends to make distributions of investment company taxable income after payment of the Fund's operating expenses no less frequently than annually. For U.S. federal income tax purposes, all dividends are generally taxable. Distributions of the Fund's investment company taxable income (including short-term capital gains) will generally be treated as ordinary income. Distributions of the Fund's net capital gains ("capital gain dividends"), if any, are taxable to shareholders as capital gains, regardless of the length of time shares have been held by shareholders. Distributions, if any, in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after that basis has been reduced to zero, will constitute capital gains to the shareholder of the Fund (assuming the shares are held as a capital asset). A corporation that owns Fund shares generally will not be entitled to the dividends received deduction with respect to all of the dividends it receives from the Fund. Fund dividend payments that are attributable to qualifying dividends received by the Fund from certain domestic corporations may be designated by the Fund as being eligible for the dividends received deduction. Given the Fund's investment strategies, it is not anticipated that a significant portion of the Fund's income will be eligible to be designated as qualified dividend income. The determination of the character for U.S. federal income tax purposes of any distribution from the Fund (i.e., ordinary income dividends, capital gains dividends, qualified dividends or return of capital distributions) will be made as of the end of the Fund's taxable year. The Fund will provide shareholders with a written notice reporting the amount of any capital gain distributions and any other distributions.

The Fund will inform its shareholders that are subject to IRS reporting of the source and tax status of all distributions promptly after the close of each calendar year.

A sale of Fund shares by a shareholder will generally result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in the shareholder's Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from the Fund and net gains sales of Fund shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

Adjusted cost basis information is required for covered securities, which generally include shares of a RIC, to the IRS and to taxpayers. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES

The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on [    ], 2026. The Fund's Agreement and Declaration of Trust (the "Declaration of Trust") provides that the Board of Trustees of the Fund may authorize an unlimited number of shares.

The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund offers one share class.

Holders of shares will be entitled to the payment of Distributions when, as and if declared by the Board of Trustees.  The Fund currently intends to make dividend distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than annually.  The 1940 Act may limit the payment of distributions to the holders of shares.

Each whole share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Fund among its shareholders. The shares are not liable to further calls or to assessment by the Fund. There are no pre-emptive rights associated with the shares. The Declaration of Trust provides that the Fund's shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.

The Fund generally will not issue share certificates. However, upon written request to the Transfer Agent, a share certificate may be issued at the Fund's discretion for any or all of the full shares credited to an investor's account. Share certificates that have been issued to an investor may be returned at any time. The Transfer Agent will maintain an account for each shareholder upon which the registration of shares are recorded, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.

The following table shows the amounts of shares of the Fund that have been authorized and are outstanding as [      ], 2026:

(1)	(2)	(3)	(4)
Title of Class	Amount Authorized	Amount Held by Fund for its Account	Amount Outstanding Exclusive of Amount Shown Under (3)
Shares of Beneficial Interest	Unlimited	0	[ ] shares

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Fund or to change the composition of the Board of Trustees, and could have the effect of depriving the Fund's shareholders of an opportunity to sell their shares at a premium over prevailing market prices, if any, by discouraging a third party from seeking to obtain control of the Fund. These provisions may have the effect of discouraging attempts to acquire control of the Fund, which attempts could have the effect of increasing the expenses of the Fund and interfering with the normal operation of the Fund. Each Trustee is elected for an indefinite term and does not stand for reelection.  A Trustee may be removed from office without cause only by a written instrument signed or adopted by a majority of the remaining Trustees.  The Declaration of Trust does not contain any other specific inhibiting provisions that would operate only with respect to an extraordinary transaction such as a merger, reorganization, tender offer, sale or transfer of substantially all of the Fund's asset, or liquidation. Also, the Declaration of Trust provides that the Fund may be terminated without shareholder approval with consent of a majority of the Board unless approval is required by the Act.

The Declaration of Trust includes provisions that could have the effect of limiting the ability of a shareholder to bring a derivative action. In addition to the requirements of Delaware law, no shareholder may bring a derivative or similar action or proceeding on behalf of the Fund to recover a judgment in its favor (a "Derivative Action") unless certain requirements are met, including that, prior to the commencement of such Derivative Action, the complaining shareholders have made a written demand on the Trustees requesting that the Trustees cause the Fund to file the action itself.  The demand shall be executed by or on behalf of no less than three complaining shareholders who together hold not less than ten percent (10%) of the outstanding shares, none of which shall be related to (by blood or by marriage) or otherwise affiliated with any other complaining shareholder (other than as shareholders of the Fund). The written demand and conditions thereto, shall not apply to claims arising under federal securities law.  Within 90 calendar days of the receipt of a shareholder demand submitted in accordance with the requirements of Delaware law and the Declaration of Trust, the independent Trustees will consider the merits of the claim and determine whether maintaining a suit would be in the best interests of the Fund. This 90-day period may be extended by the independent Trustees up to 60 calendar days. The Declaration of Trust provides that a complaining shareholder whose demand is rejected or dismissed shall be responsible for the costs and expenses (including attorneys' fees) incurred by the Fund in connection with its consideration of the demand, however, such reimbursement of costs and expenses shall not apply to claims arising under federal securities laws. The Declaration of Trust provides that shareholders irrevocably waive all right to trial by jury in any claim, suit, action or proceeding, including Derivation Actions.  With the exception of claims arising under federal securities laws, the Declaration of Trust provides that claims must be brought exclusively in a Delaware state court, which could limit shareholder suits to an inconvenient and less favorable forum.

Reference should be made to the Declaration of Trust, which has been filed with the SEC for the full text of these provisions.

LEGAL MATTERS

Certain legal matters regarding the validity of the shares offered hereby have been passed upon for the Fund by Thompson Hine LLP, 3900 Key Center, 127 Public Square, Cleveland, Ohio 44114.

REPORTS TO SHAREHOLDERS

The Fund will send to its shareholders unaudited semiannual and audited annual reports, including a list of investments held.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate annual and semiannual reports by sending only one copy of each to those addresses shared by two or more accounts and to shareholders reasonably believed to be from the same family or household. Before doing so, the Fund will obtain the written consent of the affected shareholder(s) or send the affected shareholder(s) a separate written notification of its intent to do so. Once implemented, a shareholder must call [  ] to discontinue householding and request individual copies of these documents. Once the Fund receives notice to stop householding, individual copies will be sent beginning 30 days after receiving your request. This policy does not apply to account statements.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[      ]. ("[     ]") is the Fund's independent registered public accounting firm. [     ] has offices located at [           ].

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION AND HISTORY	[ ]
INVESTMENT OBJECTIVE AND POLICIES	[ ]
MANAGEMENT OF THE FUND	[ ]
CODES OF ETHICS	[ ]
PROXY VOTING POLICIES AND PROCEDURES	[ ]
CONTROL PERSONS AND PRINCIPAL HOLDERS	[ ]
INVESTMENT ADVISORY AND OTHER SERVICES	[ ]
PORTFOLIO MANAGERS	[ ]
ALLOCATION OF BROKERAGE	[ ]
TAX STATUS	[ ]
OTHER INFORMATION	[ ]
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	[ ]
FINANCIAL STATEMENTS	[ ]
APPENDIX A –PROXY VOTING POLICY	[ ]

PRIVACY NOTICE	August 2026

6

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Assets • Retirement Assets • Transaction History • Checking Account Information	• Purchase History • Account Balances • Account Transactions • Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don't share
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We don't share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share
QUESTIONS?	Call 1-[ ]

WHO WE ARE
Who is providing this notice?	Unlimited Unicorn Opportunities Fund I
WHAT WE DO
How does Unlimited Unicorn Opportunities Fund I protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Unlimited Unicorn Opportunities Fund I collect my personal information?

We collect your personal information, for example, when you

•

•

• Give us your contact information

•

• Make a wire transfer

• Tell us where to send the money

• Tells us who receives the money

•

We also collect your personal information from other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only

• Sharing for affiliates' everyday business purposes – information about your creditworthiness

• Affiliates from using your information to market to you

• Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

DEFINITIONS
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn't jointly market.

PROSPECTUS

Unlimited Unicorn Opportunities Fund I

Shares of
Beneficial Interest

[______], 2026

Unlimited Funds, Inc.

Investment Adviser

All dealers that buy, sell or trade the Fund's shares, whether or not participating in this offering, may be required to deliver a prospectus.

You should rely only on the information contained in or incorporated by reference into this prospectus. The Fund has not authorized any other person to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Fund is not making an offer to sell these securities in any jurisdiction where the offer or sale is not permitted.

The information in this statement of additional information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This statement of additional information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION
[___ _], 2026

UNLIMITED UNICORN OPPORTUNITIES FUND I

This Statement of Additional Information (“SAI”) is not a prospectus. This SAI should be read in conjunction with the prospectus of the Unlimited Unicorn Opportunities Fund I (the "Fund"), dated [_______], 2026 (the “Prospectus”), as it may be supplemented from time to time. The Prospectus is hereby incorporated by reference into this SAI (legally made a part of this SAI). Capitalized terms used but not defined in this SAI have the meanings given to them in the Prospectus. This SAI does not include all information that a prospective investor should consider before purchasing the shares of the Fund.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this SAI is truthful or complete. Any representation to the contrary is a criminal offense.

You should obtain and read the Prospectus and any related Prospectus supplement prior to purchasing any of the Fund's securities. A copy of the Prospectus may be obtained without charge by calling the Fund toll-free at [   ] or by visiting the Fund's website at https://unlimitedliquidventure.com/ . Information on the website is not incorporated herein by reference. You may obtain information about the Fund on a website maintained by the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov that contains the Fund’s SAI, material incorporated by reference, and other information regarding the Fund. Copies of these filings may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

1

TABLE OF CONTENTS

GENERAL INFORMATION AND HISTORY	3
INVESTMENT OBJECTIVES AND POLICIES	3
MANAGEMENT OF THE FUND	22
CODES OF ETHICS	26
PROXY VOTING POLICIES AND PROCEDURES	26
CONTROL PERSONS AND PRINCIPAL HOLDERS	27
INVESTMENT ADVISORY AND OTHER SERVICES	27
PORTFOLIO MANAGER	28
ALLOCATION OF BROKERAGE	30
TAX STATUS	31
OTHER INFORMATION	35
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	36
FINANCIAL STATEMENTS	37
APPENDIX A - PROXY VOTING POLICY	38

2

GENERAL INFORMATION AND HISTORY

The Offering

The Fund will not receive the proceeds of this offering.  The Selling Shareholders identified in this Prospectus, including their donees, pledgee, transferees or other successors-in-interest (the “Selling Shareholders”) may offer and sell up to [•] outstanding common shares, $[•] par value, of the Fund (the “Resale Shares”) from time to time. Certain of the Selling Shareholders may be deemed affiliates of the Fund.

Because the shares being offered pursuant to this Prospectus are Resale Shares being offered by Selling Shareholders, we cannot currently determine the price or prices at which the Fund’s shares may be sold under this Prospectus. Any Selling Shareholder may sell their shares through any market on which the common shares are then traded, pursuant to the Lock-Up Period, at the prevailing market price. The Selling Shareholders will receive the proceeds of such sales. For additional information on the methods of sale of the Resale Shares, you should refer to the section entitled “Plan of Distribution in the Prospectus.

General

The Fund is a diversified, closed-end management investment company. The Fund is organized as a Delaware statutory trust on [          ]. The Fund's principal office is located at [          ], and its telephone number is [          ].  The investment objective and principal investment strategies of the Fund, as well as the principal risks associated with the Fund's investment strategies, are set forth in the Prospectus. Certain additional investment information is set forth below. The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges. Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of the Fund is entitled to participate, equally with other shares (i) in dividends and distributions declared by the Fund and (ii) upon liquidation, in the distribution of its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights, subject to the Lock-Up Period (as defined in the Fund’s prospectus). Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. The Fund currently offers one class of shares.

Unlimited Funds, Inc. (the "Adviser") serves as the Fund's investment adviser.

INVESTMENT OBJECTIVES AND POLICIES

Investment Objectives

The Fund seeks long-term capital appreciation.

Fundamental Policies

The Fund's stated fundamental policies, which may only be changed by the affirmative vote of a majority of the outstanding voting securities of the Fund (i.e., the Fund's outstanding shares), are listed below. For the purposes of this SAI, "majority of the outstanding voting securities of the Fund" means the vote, at an annual or special meeting of shareholders, duly called, (a) of 67% or more of the shares present at such meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy or (b) of more than 50% of the outstanding shares, whichever is less. The Fund may not:

3

(1) Borrow money, except to the extent permitted by the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any). The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

(2) Issue senior securities, except to the extent permitted by Section 18 of the 1940 Act (which currently limits the issuance of a class of senior securities that is indebtedness to no more than 33-1/3% of the value of the Fund's total assets or, if the class of senior security is stock, to no more than 50% of the value of the Fund's total assets).

(3) Purchase securities on margin.

(4) Underwrite securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities. The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

(5) Invest 25% or more of the market value of the Fund’s total assets in the securities of issuers engaged in any one industry or industries except that the Fund will invest 25% or more of its total assets in the group of industries that comprise the technology sector. This limitation does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities. For clarity this limitation does not apply to investments in fixed prepaid forward contracts

(6) Purchase or sell commodities, unless acquired as a result of ownership of securities or other investments, except that the Fund may (a) purchase and sell forward and futures contracts and options to the full extent permitted under the 1940 Act, (b) sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, (c) invest in securities or other instruments backed by or linked to commodities, invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and (d) invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

(7) Make loans to others, except (a) where each loan is represented by a note executed by the borrower, (b) through the purchase of debt securities in accordance with the Fund's investment objective and policies, (c) to the extent the entry into a repurchase agreement, in a manner consistent with the Fund's investment policies or as otherwise permitted under the 1940 Act, is deemed to be a loan, and (d) by loaning portfolio securities.

(8) Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in securities that are secured by or represent interests in real estate (e.g., mortgage loans evidenced by notes or other writings defined to be a type of security), mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

4

Additional Information About Non-Principal Investment Strategies and Risks

Investment Companies. The Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (also referred to as “Underlying Funds”). The 1940 Act provides that ETFs and mutual funds may not: (1) purchase more than 3% of an investment company’s outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the “5% Limit”), and (3) invest more than 10% of its assets in investment companies overall (the “10% Limit”), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission (“SEC”); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.

The Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters is effective on January 19, 2022. After such time, an investment company will no longer be able to rely on the aforementioned exemptive orders and no-action letters, and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

In addition, Section 12(d)(1)(F) of the Investment Company Act of 1940, as amended provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1 ½% percent. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Venture Capital and Early-Stage Investment Risk.  Venture capital and early-stage investments are inherently high-risk and involve the potential for significant losses. Venture capital-backed startups are subject to a high rate of failure, in the case of which investors could lose all of their capital. The success of such companies may be highly dependent on founders and key personnel and the unavailability of such persons may cause business disruption or negatively impact performance. Additionally, there can be difficulty in determining accurate company valuation which is often based on future potential rather than current financial statements.

The Fund’s rights with respect to the target companies will be limited by the indirect nature of such interest and the Adviser will not have control over the ongoing management of target company or insight into the decisions made by the management of such company.

5

Equity Securities Risk. The value of equity securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. The value of a particular share held by the Fund may decline for a number of other reasons which directly relate to the issuer, such as management performance, financial leverage, the issuer’s historical and prospective earnings, the value of its assets or reduced demand for its goods and services. In addition, share value may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

Common equity securities in which the Fund may invest are structurally subordinated to preferred shares, bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and upon liquidation, and are therefore inherently more risky than preferred shares, bonds or other debt instruments of such issuers. The private venture capital companies in which the Fund invests may have more complex capital structures with multiple classes of securities, as compared to public companies.

Fixed Prepaid Forward Contract Risk. The Fund intends to invest substantially all of its assets in fixed prepaid forward contracts with individuals who hold securities in private companies. Such contracts are negotiated privately with individuals with equity in private companies.

Because the Fund invests indirectly through fixed prepaid forward contracts, the Adviser does not have direct access to the target company or its management for due diligence purposes and may have less access to information as a result since the target companies have no direct obligation to the Fund.

Restricted Liquidity Risk. The assets of the Fund will be private illiquid investments. As such, there will generally be no readily available liquidity mechanism for the investments held by the Fund. The realization of value from these investments will largely be dependent upon the occurrence of liquidity events such as (i) sales of target companies and (ii) initial and secondary public offerings of the target companies, which may not occur.

Without a liquidity event related to a target company, the Fund is at risk of losing its entire investment. If the Fund needs to liquidate some or all of its investments quickly, it may incur substantial losses.

Counterparty Risk. The Fund invests in investments that are privately negotiated with a counterparty in the over-the-counter market. Counterparties to fixed prepaid forward contracts are individual employees who own, or have options to acquire, target company stock. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party may default on its contractual obligation to the Fund. The delivery to the Fund is not automatic. If a counterparty fails to make a timely delivery, the Fund may elect to enforce its rights through legal channels for which the Fund could incur additional expenses.

Valuation Risk. Substantially all of the Fund’s investments are expected to be in the form of fixed prepaid forward contracts for equity of private companies or direct investments in equity securities of private companies.  Such investments are expected to be valued using fair valuation methodologies, which are more subjective than values based on market prices or observable inputs.  The Adviser intends to utilize an independent valuation firm to assist it in determining the fair value of the Fund’s investments.  The methods for valuing investments may include, without limitation: company specific events such as priced financings, tender/secondary transactions, signed merger & acquisition agreements, initial public offerings/direct listing, liquidation events, issuer-specific information that may reasonably indicate a material change in value, company actions and communications, such as board-approved recapitalizations, stock splits, or issuer-published tender prices, model-based approaches and/or third-party valuation support, company performance indicators, and comparable company data..

6

Accordingly, the fair value of the Fund’s investments may differ materially from the price realized upon liquidation.

Technology Sector Risk. The Fund invests to a significant degree in companies in technology and technology related industries. Investing in technology and technology related companies involves significant risks including, but not limited to, volatility, product obsolescence, changes in legal and regulatory restrictions; and the possibility of lawsuits related to patents and intellectual property.

Liquidity Risk.  Substantially all of the assets of the Fund will be private illiquid investments. As such, there will be no public markets for the securities held by the Fund and no readily available liquidity mechanism for the majority of the investments held by the Fund. Also, the Fund may hold investments that may become less liquid in response to market developments or adverse investor perceptions. Investments that are illiquid or that trade in lower volumes may be more difficult to value. In the absence of demand investments may not be able to be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the security or instrument at all. An inability to sell one or more portfolio positions can adversely affect the Fund’s value. If the Fund needs to liquidate some or all of its investments quickly, it may incur substantial losses.

Non-U.S. Investments Risk. The Fund may invest in non-U.S. fixed prepaid forward contracts. Non-U.S. investments involve certain risks not typically associated with investing in the United States. There can be less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices. Non-U.S. investments also may be subject to currency risk.

Closed-End Structure Risk. The Fund is a closed-end investment company. It is designed for long-term investors and not as a trading vehicle. Investors buying or selling Fund Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund Shares. Although the Fund intends to list its Shares on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund Shares on the Exchange may be halted.

Market Discount Risk. The market price of the Fund’s shares will generally fluctuate in accordance with changes in the Fund’s NAV as well as the relative supply of and demand for shares on the secondary market. Because the market price of the Fund’s shares will be determined by factors beyond the control of the Fund such as relative supply of and demand for the shares in the market as well as general market and economic circumstances the Fund cannot predict whether its shares will trade at, below or above NAV. Common shareholders bear a risk of loss to the extent that the price at which they sell their shares is lower than at the time of purchase.

Market Disruptions from Natural Disasters or Geopolitical Risks. Natural disasters, instability abroad, and terrorist attacks in the United States and around the world may result in market volatility, may have long-term effects on the United States and worldwide financial markets and may cause further economic uncertainties in the United States and worldwide. The Fund cannot predict the effects of natural disasters or geopolitical events in the future on the U.S. economy and securities markets.

No History of Operations as a Registered Fund Risk. The Fund is a closed-end investment company with no history of operations as a registered fund. It is designed for long-term investors and not as a trading vehicle. If the Fund commences operations under inopportune market or economic conditions,

7

it may not be able to achieve its investment objective. In addition, because the Fund’s shares are primarily resale shares, the Fund expenses as a percentage of net assets could become burdensome.

Cyber Security Risk. Investment companies, such as the Fund, and its service providers may be subject to operational and information security risks resulting from cyber-attacks. Cyber-attacks include, stealing or corrupting data maintained online or digitally, the unauthorized release of confidential information or various other forms of cyber security breaches. Cyber-attacks affecting the Fund or the Adviser, custodian, transfer agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, impact the Fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential company information, subject the Fund to regulatory fines or financial losses, and cause reputational damage. The Fund may also incur additional costs for cyber security risk management purposes.

Privacy and Data Security Laws. Many jurisdictions in which the Fund and its portfolio companies operate have laws and regulations relating to data privacy, cyber security and protection of personal information, including the General Data Protection Regulation (“GDPR”) in the European Union that went into effect in May 2018 and the California Consumer Privacy Act (“CCPA”) that took effect in January 2020 and provides for enhanced consumer protections for California residents, a private right of action for data breaches and statutory fines for data breaches or other CCPA violations. If the Fund or the Adviser fails to comply with the relevant laws and regulations, it could result in regulatory investigations and penalties, which could lead to negative publicity and may cause investors and clients to lose confidence in the effectiveness of the Fund’s security measures.

Direct Listing Risk. The Fund currently expects its shares to be listed and traded on the NYSE within 90-120 days following the effectiveness of this Registration Statement on Form N-2. Prior to listing on the NYSE, there has been no public market for the shares and there will be no book building process and no price at which underwriters initially sell shares to the public to help inform price discovery with respect to the opening trades on the NYSE. This listing of the Fund’s shares on the NYSE differs from an underwritten initial public offering in several ways.

There will be no underwriters assuming risk in connection with the initial resale of shares which could result in greater volatility in the Fund’s trading price during the period immediately following the listing.

Consistent with Regulation M and other federal securities laws applicable to the listing of the shares, the Selling Shareholders have no specific plans to sell shares in the public market following the listing, and the Fund has not discussed with potential investors any intentions to buy shares in the open market. There is not a fixed or determined number of shares available for sale in connection with the registration and the listing of the shares. Therefore, there can be no assurance that the Selling Shareholders will sell their shares, and there could be a lack of supply of, or demand for, the shares on the NYSE. Alternatively, the Selling Shareholders may choose to sell a large number of shares in the near term, which may be within a relatively short timeframe, which could adversely impact the trading price of the shares once listed on the NYSE and thereafter.

As opposed to a traditional “roadshow” an underwriter may conduct with potential investors in initial offerings, the Fund will instead rely on one or more designated market makers to determine the appropriate price at which the Fund’s shares will initially trade. As a result, there may not be efficient or sufficient price discovery with respect to the shares or sufficient demand among potential investors immediately after the listing of the Fund’s shares, which could result in a more volatile trading price for the shares.  An active, liquid, and orderly market for the shares may not develop or be sustained. Investors may be unable to sell their shares at or above the price at which they purchased them.

8

Cash Equivalents and Short-Term Debt Securities. For temporary defensive purposes, the Fund may invest up to 100% of its assets in cash equivalents and short-term debt securities. Short-term debt investments having a remaining maturity of 60 days or less when purchased will be valued at cost, adjusted for amortization of premiums and accretion of discounts. Short-term debt securities are defined to include, without limitation, the following:

(1)

U.S. government securities, including bills, notes and bonds differing as to maturity and rates of interest that are either issued or guaranteed by the U.S. Treasury or by other U.S. government agencies or instrumentalities. U.S. government securities include securities issued by: (a) the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration and Government National Mortgage Association, whose securities are supported by the full faith and credit of the United States; (b) the Federal Home Loan Banks, Federal Intermediate Credit Banks and Tennessee Valley Authority, whose securities are supported by the right of the agency to borrow from the U.S. Treasury; (c) the Federal National Mortgage Association, whose securities are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and (d) the Student Loan Marketing Association, whose securities are supported only by its credit. Although the U.S. Government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it always will do so because it is not so obligated by law. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities. Consequently, the value of such securities may fluctuate.

(2)

Certificates of deposit issued against funds deposited in a bank or a savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return and are normally negotiable. The issuer of a certificate of deposit agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Certificates of deposit purchased by the Fund may not be fully insured by the Federal Deposit Insurance Corporation;

9

(3)

Repurchase agreements, which involve purchases of debt securities (see section below entitled "Repurchase Agreements" for additional detail). At the time the Fund purchases securities pursuant to a repurchase agreement, it simultaneously agrees to resell and redeliver such securities to the seller, who also simultaneously agrees to buy back the securities at a fixed price and time. This assures a predetermined yield for the Fund during its holding period, because the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such actions afford an opportunity for the Fund to invest temporarily available cash. The Fund may enter into repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; or bankers' acceptances in which the Fund may invest. Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-on sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying assets. If the value of the collateral declines after the agreement is entered into, and if the seller defaults under a repurchase agreement when the value of the underlying asset is less than the repurchase price, the Fund could incur a loss of both principal and interest. If the Fund were to invest in repurchase agreements, the Adviser would monitor the value of the collateral at the time the action is entered into and at all times during the term of the repurchase agreement. In so doing, the Adviser would seek to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the U.S. Bankruptcy Code; and

(4)

Commercial paper, which consists of short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between the Fund and a corporation. There is no secondary market for such notes. However, they are redeemable by the Fund at any time. Before the Fund invested in such instruments, the Adviser would consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and would monitor the corporation's ability to meet all of its financial obligations, because the Fund's liquidity might be impaired if the corporation were unable to pay principal and interest on demand. Investments in commercial paper will be limited to commercial paper rated in the highest categories by a major rating agency and which either mature within one year of the date of purchase or carry a variable or floating rate of interest.

Money Market Instruments. The Fund may invest, for defensive purposes or otherwise, some or all of its assets in high quality fixed-income securities, money market instruments and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances. In addition, the Fund or a pooled investment vehicle in which the Fund invests may invest in these instruments pending allocation of its respective offering proceeds. Money market instruments are high quality, short-term fixed-income obligations, which generally have remaining maturities of one year or less and may include U.S. government securities, commercial paper, certificates of deposit and bankers acceptances issued by domestic branches of U.S. banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements.

MANAGEMENT OF THE FUND

The Board of Trustees has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Board of Trustees exercises the same

10

powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation. The business of the Fund is managed under the direction of the Board of Trustees in accordance with the Agreement and Declaration of Trust and the Fund's By-Laws (the "Governing Documents"), each as amended from time to time, which have been filed with the SEC and are available upon request.

The Board of Trustees consists of [    ] individuals, [    ] of whom are not "interested persons" (as defined under the 1940 Act) of the Fund, the Adviser, or the Distributor ("Independent Trustees"). Interested persons generally include affiliates, immediate family members of affiliates, any partner or employee of the Fund's legal counsel, and any person who has engaged in portfolio transactions for the Fund or who has loaned the Fund money or property within the previous six months. Pursuant to the Governing Documents, the Board of Trustees shall elect officers including a President, a Chief Compliance Officer, a Treasurer, a Secretary and such other officers, if any, as the Trustees from time to time may in their discretion elect. The Board of Trustees retains the power to conduct, operate and carry on the business of the Fund and has the power to incur and pay any expenses that, in the opinion of the Board of Trustees, are necessary or incidental to carrying out any of the Fund's purposes. The Trustees, officers, employees and agents of the Fund, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by [    ], who has served as [    ]  since [    ], 2026, and is an [interested/independent     Trustee]. Under certain 1940 Act governance guidelines that apply to the Fund, the Independent Trustees meet in executive session, at least quarterly. Under the Governing Documents, the Chairman is generally responsible for various duties including: (a) presiding at meetings of the Board of Trustees, (b) calling special meetings on an as-needed basis, and (c) execution and administration of Fund policies including (i) setting the agendas for meetings of the Board of Trustees and (ii) providing information to Trustees in advance of each meeting of the Board of Trustees and between meetings of the Board of Trustees. The Fund believes that its Chairman, the chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Fund and each shareholder.

Board Risk Oversight

The Board of Trustees is comprised of three Independent Trustees and one interested Trustee, with a standing independent Audit Committee with a separate chair. The Board of Trustees is responsible for overseeing risk management, and the full Board of Trustees regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary. The Audit Committee considers financial and reporting risk within its area of responsibilities. Generally, the Board of Trustees believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Fund believes that each Trustee is competent to serve because of such Trustee's individual overall merits including:(i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

11

Steve Kyllo.  Mr. Kyllo has over 20 years of operations and compliance experience in the financial services industry. Mr. Kyllo currently serves as President and CCO of ALPS Distributors (“ADI”) and ALPS Portfolio Solutions Distributions, Inc. (“APSD”) Mr. Kyllo’s current responsibilities include oversight of Distribution, Fund Governance and Compliance, Relationship Management and the Project Management Teams within the SS&C Registered Fund Services business unit. Prior to his current role, Mr. Kyllo served as CCO for SS&C Market Services, a fully disclosed clearing broker dealer and mutual fund sub-accounting service provider. Mr. Kyllo started his financial services career at Piper Jaffray (now Piper Sandler & Co.) in 1999 where he held several positions in Operations and Compliance.

Kate Davis.  Ms. Davis has served as Managing Director and Senior Portfolio Manager of Portfolio Management at Harrison Street Real Estate Capital LLC since 2021. Prior to this she served as Principal at Radcliffe Capital LLC during 2020, and as President and Portfolio Manager of Broadstone Real Estate Access Fund from 2017 to 2020. From 2013 to 2017, Ms. Davis was Portfolio Manager and Head of Research and Operations at Resource America. Prior to this, Ms. Davis held various finance roles at Microsoft and Tandem Realty. Ms. Davis has over a decade of experience in real estate and finance, including experience with investment companies. Ms. Davis possesses a strong understanding of the regulatory framework under which investment companies must operate. Ms. Davis holds a BS in Finance from the University of Illinois Urbana-Champaign as well as an MBA from the University of Chicago Booth School of Business, with concentrations in Finance and Strategic Management.

Felix Rivera.  Mr. Rivera is the founder of Independent Channel Advisors, LLC. He began his career in 1988 at Shearson Lehman Brothers and created Independent Channel Advisors, LLC (“ICA”) in 2011. He spent 16 years with Smith Barney and its predecessor firms in a variety of different roles within Operations, Marketing & Sales and The Consulting Group. Prior to forming ICA, Felix was the Chief Operating Officer for Biondo Investment Advisors, LLC. His responsibilities included management of the day-to-day operations, compliance, finance, administration and trading. While at Biondo Investment Advisors, LLC Felix launched two mutual funds and sat as a Trustee Board Member of the Ralph Parks Cyclical Equity Fund. Mr. Rivera has over 30 years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate.

Patrick Seese.  Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies and has served as such since 2008. Prior to this, from 2003 to 2008, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm. Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company, and at Deloitte & Touche LLP, where he began his career in 1994. Through his experience as a senior officer of and board member of financial and other organizations, Mr. Seese contributes his management and oversight experience to the Board. The Board also benefits from his experience as a member of the board of other organizations. He was selected to serve as a Trustee based on his business, financial services and accounting experience. Mr. Seese is a graduate of the University of Colorado and earned an MBA from The University of Chicago Booth School of Business. He is one of the founders of The Mile High Five Foundation (MH5), a charity dedicated to fund youth/health-related organizations.

The Fund does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.

12

Following is a list of the Trustees and executive officers of the Fund and their principal occupations over the previous five years. Unless otherwise noted, the address of each Trustee and Officer is c/o   [                   ].

Independent Trustees

Name, Address* and Year of Birth	Position/ Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Kate Davis Year: 1981	Trustee, since 2026	Managing Director and Senior Portfolio Manager, Portfolio Management, Harrison Street Real Estate Capital LLC (2021 – Present); Principal, Radcliffe Capital LLC (2020); President and Portfolio Manager, Broadstone Real Estate Access Fund (2017 – 2020).	1	Alpha Alternative Assets Fund
Felix Rivera Year: 1963	Trustee, since 2026	Managing Partner, Independent Channel Advisors, LLC (2011 – Present).	1	Advisors Preferred Trust; Centerstone Investors Trust, Roundhill ETF Trust, Alpha Alternative Assets Fund
Patrick Seese Year: 1971	Trustee, since 2026	Managing Director, Integris Partners (2008 – Present).)	1	ALPS Series Trust, Alpha Alternative Assets Fund

* Unless otherwise noted, the address of each Trustee is c/o [           ].

13

Interested Trustees and Officers

Name, Address* and Year of Birth	Position/ Term of Office**	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During Last 5 Years
Stephen Kyllo Year: 1976	Interested Trustee, President and Principal Executive Officer, since 2026	Managing Director, SS&C ALPS (2019 – Present)	1	Alpha Alternative Assets Fund
Jill McFate Year: 1978	Treasurer and Principal Financial Officer, Since 2026	Senior Director, Fund Administration, SS&C ALPS (2021 – Present).	N/A	N/A
Camilla Nwokonko Year: 1995	Secretary, Since 2026

Legal Counsel, ALPS Fund Services, Inc. (September 2024 – Present); Associate Attorney, U.S. Bank Global Fund Services (June. 2021 – August 2024); Law Clerk, Northwestern Mutual (May. 2020 – April 2021); Consultant, Oracle Corporation (June 2017 – August 2019).

			N/A	N/A
Jolene Olson: Year: 1974	Assistant Secretary, Since 2026	Senior Paralegal, ALPS Fund Services, Inc. (May 2024 – Present); State Street Bank & Trust (September 2001 – January 2024).	N/A	N/A
Ted Uhl Year: 1974	Chief Compliance Officer, since 2026	Director, ALPS Fund Services, Inc. (2010 – Present).	N/A	N/A

`* Unless otherwise noted, the address of each Trustee is c/o [           ].

 ** The term of office for each Trustee listed above will continue until the Fund’s first Annual Meeting of Shareholders. The term of office for each Officer will continue indefinitely.

14

Board Committees

Audit Committee

The Board of Trustees has an Audit Committee, which consists of the Independent Trustees, each of whom is not an "interested person" of the Fund within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board of Trustees the selection, retention or termination of the Fund's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Fund's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Fund's independent auditors and recommending that the Board of Trustees take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Fund's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter.  The Audit Committee has held one meeting as of the date of this SAI.

Due to the size of the Board of Trustees, the Audit Committee is also responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee reviews all nominations of potential trustees made by Fund management and by Fund shareholders, which includes all information relating to the recommended nominees that is required to be disclosed in solicitations or proxy statements for the election of directors, including without limitation the biographical information and the qualifications of the proposed nominees. Shareholders interested in nominating potential trustees should submit their nominations to Secretary, [           ].  Nomination submissions must be accompanied by a written consent of the individual to stand for election if nominated by the Board of Trustees and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Audit Committee. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund as of the date of this SAI:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies

Compensation

Each Trustee who is not affiliated with the Fund or the Adviser will receive an annual fee of [   ] plus [ ] per in-person meeting and [  ] per electronic meeting and reimbursement for any reasonable expenses incurred attending such meetings.  Each Trustee who is affiliated with the Fund or the Adviser receives

15

reimbursement for any reasonable expenses incurred attending meetings of the Board of Trustees.  No executive officer receives compensation from the Fund.

The table below details the amount of compensation the Trustees are expected to receive from the Fund on an annual basis. The Fund does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	Aggregate Compensation From the Fund	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Directors

CODES OF ETHICS

Each of the Fund and the Adviser has adopted a code of ethics under Rule 17j-1 of the 1940 Act (collectively, the "Codes of Ethics"). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by covered personnel (each an "Access Person"). The Codes of Ethics apply to the Fund and permit an Access Person, subject to certain restrictions, to invest in securities, including securities that may be purchased or held by the Fund. Under the Codes of Ethics, an Access Person may engage in personal securities transactions, but is required to report such personal securities transactions for monitoring purposes. In addition, certain Access Persons are required to obtain prior written approval before investing in initial public offerings or private placements. The Codes of Ethics are available on the EDGAR database on the SEC's website at www.sec.gov, and also may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees has adopted Proxy Voting Policies and Procedures ("Proxy Voting Policies") on behalf of the Fund, which delegate the responsibility for voting proxies to the Adviser, subject to the Board of Trustees' continuing oversight. The Proxy Voting Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Adviser is required to present to the Board of Trustees, at least annually, the Adviser's Proxy Voting Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser involving a conflict of interest.

Where a proxy proposal raises a material conflict between the interests of the Adviser, any affiliated person(s) of the Adviser, the Fund's principal underwriter (Distributor) or any affiliated person of the principal underwriter (Distributor), or any affiliated person of the Fund and the Fund's or its shareholder's interests, the Adviser will resolve the conflict by either (i) voting in accordance with the guidelines of the Proxy Voting Policies (which may include utilizing an independent third party to vote such proxies) or (ii) disclosing the conflict to affected clients to give them the opportunity to vote the proxies in question themselves. A copy of the Adviser's proxy voting policies, which apply to the Adviser and its personnel, is attached hereto as Appendix A.

16

Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund toll-free at 1-800-251-8112 and (2) on the SEC's website at www.sec.gov. In addition, a copy of the Fund's Proxy Voting Policies is also available by calling toll-free at 1-800-251-8112 and will be sent within three business days of receipt of a request.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a class of a fund. A control person is one who owns (either directly or indirectly) more than 25% of the voting securities of a company or acknowledges the existence of control. A control person may be able to determine the outcome of a matter put to a shareholder vote.

Set forth below are the names, addresses and percentages of ownership of each entity or person that was a principal shareholder of the Fund as of the date of this SAI:

[                ]

As of the date of this SAI, the Trustees and officers beneficially owned less than one percent of the Fund's outstanding shares.

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser

The Adviser, located at 250 Broadway, 27th Floor, New York, NY 10007, serves as the Fund's investment adviser. The Adviser was founded in 2022 and is primarily owned by Bob Elliott.

Under the general supervision of the Board of Trustees, the Adviser carries out the investment and reinvestment of the net assets of the Fund, furnishes continuously an investment program with respect to the Fund, and determines the investment activities of the fund. In addition, the Adviser supervises and provides oversight of the Fund's service providers. The Adviser furnishes to the Fund office facilities, equipment and personnel for servicing the management of the Fund. The Adviser may employ research services and service providers to assist in the Adviser's market analysis and investment selection. The Adviser compensates all Adviser personnel who provide services to the Fund.

A discussion regarding the basis for the Board of Trustees' approval of the Advisory Agreement will be included in the Fund's first annual or semi-annual report to shareholders.

Pursuant to the Advisory Agreement, the Adviser does not receive a management fee for advising the Fund.

Conflicts of Interest

The Adviser currently or in the future may provide investment advisory and other services, directly and through affiliates, to various affiliated entities and accounts other than the Fund ("Adviser Accounts"). The Fund has no interest in these activities. The Adviser and the investment professionals, who on behalf of the Adviser provide investment advisory services to the Fund, are engaged in substantial activities other than on behalf of the Fund, may have differing economic interests in respect of such

17

activities, and may have conflicts of interest in allocating their time and activity between the Fund and the Adviser Accounts. Such persons devote only so much time to the affairs of the Fund as in their judgment is necessary and appropriate.

PORTFOLIO MANAGER

As described in the Prospectus, Bob Elliott serves as the Portfolio Manager for the Fund and is responsible for the day-to-day management of the Fund.

As of June 30, 2026, Mr. Elliott managed the following accounts outside of the Predecessor Fund:

	Other Accounts Managed		Other Accounts Managed Subject to a Performance Fee
Account Type	Number of Accounts	Assets Under Management (millions)	Number of Accounts	Assets Under Management (millions)
Registered Investment Companies	4	228m	0	-
Other Pooled Investment Vehicles	0	-	0	-
Other Accounts	0	-	0	-

Portfolio Manager Compensation

With respect to the Fund, Mr. Elliott is compensated with a salary and receives a share of Adviser profits based upon his ownership of the Adviser.

Conflicts of Interest

Set out below are practices that the Adviser may follow.

Because the Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities for accounts with similar strategies. In addition, the Portfolio Manager, who on behalf of the Adviser provide investment advisory services to the Fund, may be engaged in substantial activities other than on behalf of the Adviser or Fund, may have differing economic interests in respect of such activities, and may have conflicts of interest in allocating their time and activity between the Fund and other accounts. To the extent a conflict of interest arises in connection with a prospective investment by the Fund, the Adviser will take appropriate steps to mitigate that conflict. Such persons devote only so much time to the affairs of the Fund and Adviser as in his or her judgment is necessary and appropriate.

The Adviser and the Portfolio Manager attempt to avoid conflicts of interest that may arise as a result of the management of multiple client accounts. The Adviser and the Portfolio Manager have adopted allocation policies and procedures intended to treat all client accounts (including the Fund) in a fair and equitable manner. Such allocation policies and procedures also apply to situations in which an

18

investment opportunity of a limited amount, size or quantity is appropriate for more than one client account and require that the Adviser allocate investment opportunities among such accounts in a fair and equitable manner (e.g., on a pro rata or alternating basis). To the extent that the Portfolio Manager seeks to purchase or sell the same security for multiple client accounts, the Portfolio Manager may aggregate, or bunch, these orders where he or she deems this to be appropriate and consistent with applicable regulatory requirements. When a bunched order (if any) is filled in its entirety, each participating client account will participate at the average security prices for the bunched order. When a bunched order (if any) is only partially filled, the securities purchased will be allocated on a pro-rata basis to each account participating in the bunched order based on the initial amount requested for the account, subject to certain exceptions. Each participating account will receive the average price for the bunched order on the same business day.

ALLOCATION OF BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the Portfolio Manager, who are employees of the Adviser. The Adviser is authorized by the Board of Trustees to allocate the orders placed on behalf of the Fund to brokers or dealers that may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund's use. Such allocation is to be in such amounts and proportions as the Adviser may determine.

Affiliated Party Transactions

The Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, the Fund, except that the Fund may (in accordance with applicable rules under the 1940 Act) transact with accounts that are affiliated with the Fund as a result of common officers, directors, advisers, members, managing general partners or common control. These transactions would be effected in circumstances pursuant to policies adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act, in which the Adviser has determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

If the Adviser places Fund trades through an affiliated broker (if any), the trades will be executed under a policy adopted by the Board of Trustees pursuant to Section 17(e) of and Rule 17(e)(1) under the 1940 Act, which places limitations on the securities transactions effected through affiliates. The Board of Trustees reviews the Fund's policy with respect to brokerage from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be modified.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund intends to qualify as a regulated investment company under Subchapter M of the Code, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, the Fund should not be subject to federal income or

19

excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with applicable timing requirements. Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code. Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.

Because the Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code, it should not be required to pay any federal income or excise taxes. Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31 of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income (the "Income Test") from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer to an amount not greater than 5% of the market value of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

Some of the income and fees that the Fund will recognize may not satisfy the Income Test. In order to ensure that such income and fees do not disqualify the Fund as a regulated investment company for a failure to satisfy such test, the Fund may be required to recognize such income and fees indirectly through one or more entities treated as corporations for U.S. federal income tax purposes. Any such corporation will be required to pay U.S. corporate income tax on its earnings, which ultimately will reduce the Fund's return on such income and fees.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a formula prescribed in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund's ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during

20

such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

A shareholder's sale of Fund shares will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in such Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the sale of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the sale of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such sale.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date. If a shareholder purchases additional shares at a discount to fair market value, the shareholder will be treated for tax purposes as having received an additional distribution equal to the amount of the purchase price discount.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his, her or its federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Saleof shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements. Investing in municipal bonds and other tax-exempt securities is not a principal investment strategy of the Fund. Nonetheless, to the extent the Fund invests in municipal bonds that are not exempt from the alternative minimum tax, some shareholders may be subject to the alternative minimum tax. Investors should consult their tax advisers for more information.

Under the Code, the Fund will be required to report to the Internal Revenue Service ("IRS") all distributions of taxable income and capital gains as well as gross proceeds from the sale or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the sale or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Fund with their taxpayer identification numbers and with required certifications regarding their status under federal income tax law, or if the Fund is notified by the IRS or a broker that withholding

21

is required due to an incorrect tax identification number or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gains distributions received from the Fund and net gains from sales or other taxable dispositions of the Fund's shares) of U.S. individuals, estates and trusts to the extent that such person's "modified adjusted gross income" (in the case of an individual) or "adjusted gross income" (in the case of an estate or trust) exceeds certain threshold amounts.

The Fund is required to report to each shareholder and to the IRS cost basis information for covered shares of the Fund acquired on or after January 1, 2012 and sold or redeemed after that date. This information includes the adjusted cost basis of the shares and whether the gain or loss is long term or short term. Shareholders should contact their financial intermediaries with respect to reporting of cost basis and available elections for their accounts.

Investments in Other Regulated Investment Companies

The Fund may invest in business development companies, ETFs, mutual funds and other entities that seek to qualify as regulated investment companies under Subchapter M of the Code. To qualify and remain eligible for the special tax treatment accorded to regulated investment companies and their shareholders under the Code, each such entity must meet certain source-of-income, asset diversification and annual distribution requirements. If such an entity fails to qualify as a regulated investment company, such entity would generally be liable for federal, and possibly state, corporate taxes on its taxable income and gains. Such failure could substantially reduce the entity's net assets and the amount of income available for distribution to the Fund, which would in turn decrease the total return of the Fund in respect of such investment.

Phantom Income

Certain of the Fund's investments will require the Fund to recognize taxable income in a taxable year in excess of the cash generated on those investments during that year. In particular, the Fund expects to invest in loans and other debt obligations that will be treated as having "market discount" and/or original issue discount for U.S. federal income tax purposes and, as described above, the Fund may invest in CLOs that are treated as PFICs or controlled foreign corporations. Because the Fund may be required to recognize income in respect of these investments before, or without receiving, cash representing such income, the Fund may have difficulty satisfying the annual distribution requirements applicable to regulated investment companies and avoiding Fund-level U.S. federal income and/or excise taxes. Accordingly, the Fund may be required to sell assets, including at potentially disadvantageous times or prices, borrow, raise additional equity capital, make taxable distributions of its shares or debt securities, or reduce new investments, to obtain the cash needed to make these income distributions. If the Fund liquidates assets to raise cash, the Fund may realize gain or loss on such liquidations; in the event the Fund realizes net capital gains from such liquidation transactions, its shareholders may receive larger capital gain distributions than they would in the absence of such transactions.

22

OTHER INFORMATION

Each share represents a proportional interest in the assets of the Fund. Each share has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. There are no cumulative voting rights. Shares do not have pre-emptive or conversion or redemption provisions. In the event of a liquidation of the Fund, shareholders are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders after all expenses and debts have been paid.

Advertising

The Fund, must comply with the provisions of Section 24(b) of the 1940 Act and the rules thereunder (as if the Fund were an open-end company) and file, if necessary, with FINRA or the SEC any advertisement, pamphlet, circular, form letter, or other sales literature addressed to or intended for distribution to prospective investors.

Administrator and Accounting Agent

[    ], [  ] (the "Administrator"), serves as the Fund's administrator and fund accountant pursuant to a fund administration servicing agreement ("Administration Agreement").  For its services as administrator and accounting agent, the Fund pays the Administrator the greater of a minimum fee or fees based on the annual net assets of the Fund (with such minimum fees subject to an annual cost of living adjustment) plus out of pocket expenses.  The same entity provides accounting services.

Transfer Agent

[           ], [           ], serves as Transfer Agent to the Fund.

Legal Counsel

Thompson Hine LLP, 3900 Key Center, 127 Public Square, Cleveland, Ohio 44114, acts as legal counsel to the Fund.

Custodian

[           ] (the "Custodian"), with a principal place of business at [           ], serves as custodian for the securities and cash of the Fund's portfolio.  Under a Custody Agreement, the Custodian holds the Fund's assets in safekeeping and keeps all necessary records and documents relating to its duties.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[           ], with offices located at [           ], is the Fund's independent registered public accounting firm.  [           ] provides services including the audit of annual financial statements, and other tax, audit and related services for the Fund.

23

Unlimited Unicorn Opportunities Fund I [UNIC]

Financial Statements

[      ], 2026

24

APPENDIX A - PROXY VOTING POLICY

[      ]

25

PART C. OTHER INFORMATION

Item 25.	Financial Statements and Exhibits.

1.	Financial Statements:

Part A: Not applicable as the Fund has not commenced operations.

Part B: Not applicable as the Fund has not commenced operations.

2.	Exhibits:

	(a)	(1)	Certificate of Trust[1]
		(2)	Agreement and Declaration of Trust[1]

	(b)		Bylaws[1]

	(c)		None.

	(d)		See Item 25(2)(a)(2) and Item 25(2)(b).

	(e)		None.

	(f)		None.

	(g)	(1)	Investment Advisory Agreement between the Registrant and Unlimited Funds, Inc. (the "Adviser")[2]

		(2)	Expense Limitation Agreement between the Registrant and the Adviser[2]

	(h)	(1)	Distribution Agreement between the Registrant and [ ] (the "Distributor")[2]

		(2)	Forms of Selling Agreement[2]

	(i)		None.

	(j)		Custody Agreement between the Registrant and [ ][2]

	(k)	(1)	Fund Transfer Agent Agreement between Registrant and [ ][2]

		(2)	Fund Administration Servicing Agreement between Registrant and [ ][2]

	(l)	(1)	Opinion and Consent of Thompson Hine LLP[2]

	(m)		Not Applicable.

	(n)		Consent of Independent Registered Public Accounting Firm[2]

	(o)		None.

	(p)		Initial Capital Agreement[2]

	(q)		Not Applicable.

	(r)	(1)	Code of Ethics of the Registrant[2]
		(2)	Code of Ethics of the Adviser[2]
		(3)	Code of Ethics of the Distributor[2]

	(s)		Not Applicable

Other			Powers of Attorney[1]

[1]	Filed herewith.

[2]	To be filed by subsequent amendment.

Item 26.	Marketing Arrangements: None.

Item 27.	Other Expenses of Issuance and Distribution:

SEC Registration Fees	$[_]
FINRA Fees	$[_]
State Bluesky Fees	$[_]
Legal Fees	$[_]
Accounting Fees	$[_]
Printing Fees	$[_]
Rating Agency Fees	$[_]
Total	$[_]

Item 28.	Persons Controlled by or Under Common Control with Registrant
The Adviser, which is a Delaware corporation, is under common control with the Registrant. The Adviser is deemed to be controlled by Robert Elliott because of his ownership of [25]% of the Adviser's interests.

Item 29.	Number of Holders of Securities as of [ ], 2026:

Title of Class	Number of Record Holders
Shares of Beneficial Interest	[ ]

Item 30.	Indemnification:

Reference is made to Article VIII, Section 2 of the Registrant's Agreement and Declaration of Trust (the "Declaration of Trust"), incorporated by reference as Exhibit (a)(2) hereto, and to Section [__] of the Registrant's Distribution Agreement, [incorporated by reference as Exhibit (h)(1) hereto]. The Registrant hereby undertakes that it will comply the indemnification provisions of the Declaration of Trust and Distribution Agreement in a manner consistent with Release 40-11330 of the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), so long as the interpretation therein of Sections 17(h) and 17(i) of the 1940 Act remains in effect.

[The Registrant maintains insurance on behalf of any person who is or was an independent trustee, officer, employee, or agent of the Registrant against certain liability asserted against and incurred by, or arising out of, his or her position. However, in no event will the Registrant pay that portion of the premium, if any, for insurance to indemnify any such person for any act for which the Registrant itself is not permitted to indemnify.]

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Investment Adviser:

Unlimited Fund, Inc., a Delaware limited liability company (the "Adviser"), serves as the investment adviser to the Registrant. Other than the services provided to the Registrant in such capacity and as disclosed in the Adviser's Form ADV (SEC No. 801-126421), which is hereby incorporated by reference, the Adviser has not engaged in any other business, profession, vocation, or employment of a substantial nature (each such activity, an "Outside Business") over the past two fiscal years.

[No individual managing members, executive officers and members of the Adviser had any additional Outside Business in which a managing member, executive officer or member of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee]

Item 32.	Location of Accounts and Records:

[ ] the Fund's administrator, maintains certain required accounting related and financial books and records of the Registrant at [ ]. [ ], the Fund’s transfer agent, maintains certain required accounting related and financial books and records of the Registrant at [ ]. [ ], the Fund's custodian, maintains certain required accounting related and financial books and records of the Registrant at [ ]. The other required books and records are maintained by the Adviser at 250 Broadway, New York, NY 10007.

Item 33.	Management Services: Not Applicable.
Item 34.

Undertakings:

1. Not Applicable.

2. Not Applicable.

3. The Registrant undertakes:

(a) to file, during any period in which offers or sales are being made, a post-effective amendment to this Registration Statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

(2) to reflect in the prospectus any facts or events arising after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

(b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

(c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

(d) that, for the purpose of determining liability under the Securities Act to any purchaser:

(1) if the Registrant is relying on Rule 430B [17 CFR 230.430B]:

(A) Each prospectus filed by the Registrant pursuant to Rule 424(b)(3) shall be deemed to be part of the registration statement as of the date the filed prospectus was deemed part of and included in the registration statement; and

(B) Each prospectus required to be filed pursuant to Rule 424(b)(2), (b)(5), or (b)(7) as part of a registration statement in reliance on Rule 430B relating to an offering made pursuant to Rule 415(a)(1)(i), (x), or (xi) for the purpose of providing the information required by Section 10(a) of the Securities Act shall be deemed to be part of and included in the registration statement as of the earlier of the date such form of prospectus is first used after effectiveness or the date of the first contract of sale of securities in the offering described in the prospectus. As provided in Rule 430B, for liability purposes of the issuer and any person that is at that date an underwriter, such date shall be deemed to be a new effective date of the registration statement relating to the securities in the registration statement to which that prospectus relates, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such effective date, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such effective date; or

(2) if the Registrant is subject to Rule 430C [17 CFR 230.430C]: each prospectus filed pursuant to Rule 424(b) under the Securities Act as part of a registration statement relating to an offering, other than registration statements relying on Rule 430B or other than prospectuses filed in reliance on Rule 430A, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

(e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 424 under the Securities Act;

(2) free writing prospectus relating to the offering prepared by or on behalf of the undersigned Registrant or used or referred to by the undersigned Registrants;

(3) the portion of any advertisement pursuant to Rule 482 [17 CFR 230.482] under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(4) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

4. Not applicable.

5. Not applicable.

6. Not applicable.

7. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any prospectus or Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Cleveland, Ohio, on the 8th day of September 2026.

Unlimited Unicorn Opportunities Fund I

By:	/s/ Patrick Seese
Name:	Patrick Seese
Title:	Trustee

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities indicated on September 8, 2026.

Name and Signature	Title
Stephen Kyllo*	Trustee
Felix Rivera*	Trustee
Patrick Seese*	Trustee
Katharine Davis*	Trustee

*By: /s/ Andrew Davalla

Andrew Davalla

(Pursuant to Powers of Attorney)

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-25.a.1	Certificate of Trust for Unlimited Unicorn Opportunities Fund I (the “Registrant” or “Trust”)
EX-25.a.2	Agreement and Declaration of Trust of the Registrant
EX-25.b.1	By-Laws of the Registrant
EX-25.t.1	Powers of Attorney